UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

UNDERSTANDING THIS REPORT

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2010. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2010. It also lists the account’s largest individual holdings as of that date.
•	The financial statements provide detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

CONTENTS

Information for contractowners	1	Statement of changes in net assets	11
		Financial highlights	12
Important information about expenses	2
		Notes to financial statements	13
About the account’s benchmark	3
		Report of independent
Account performance		registered public accounting firm	18
Stock Index Account	4
		Management committee
Summary portfolio of investments	6	members and officers	19

Financial statements		How to reach us	Inside back cover
Statement of assets and liabilities	9
Statement of operations	10

INFORMATION FOR CONTRACTOWNERS

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of the account in its annual and semiannual reports, instead of providing complete portfolio listings. The account also files complete portfolio listings with the SEC, and they are available to the public.

    You can obtain a complete list of TIAA Separate Account VA-1’s portfolio holdings (called “TIAA Separate Account VA-1 Schedule of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1 ¡ 2010 Annual Report    1

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contractowner, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on purchases. There are also no redemption fees or exchange fees.
•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The expense example that appears on the next page is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the account. The example is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on July 1, 2010, and held for six months until December 31, 2010.

Actual expenses

The first line in the table on page 3 uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

      Simply divide your beginning accumulation value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table on page 3 shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

      This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2010 Annual Report ¡ TIAA Separate Account VA-1

EXPENSE EXAMPLE

Six months ended December 31, 2010

Stock Index Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)
Actual return	$1,000.00	$1,239.65	$4.23
5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

ABOUT THE ACCOUNT’S BENCHMARK

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index. The index’s return does not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

TIAA Separate Account VA-1 ¡ 2010 Annual Report    3

STOCK INDEX ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The Stock Index Account returned 16.11% for the year, compared with the 16.93% return of its benchmark, the Russell 3000® Index.

    For the period, the account’s return trailed that of its benchmark, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

Stocks gain despite early losses

The year began with encouraging U.S. economic data that drove positive stock market returns for the first four months. However, worries about the economic recovery at home and sovereign debt problems in Europe resurfaced in May, causing a sell-off that left the benchmark with a 6.05% loss for the first half of the year.

    Stocks rallied during the third quarter on the strength of strong corporate earnings and the Federal Reserve’s decision to buy U.S. Treasury securities in an effort to lower long-term interest rates. Strong overseas demand for U.S. products and congressional agreement on a package of tax cuts in December helped sustain the rally.

    During the twelve-month period, growth stocks outperformed value issues, 17.64% to 16.23%. Small-cap stocks led the market, with a return of 26.85%. Mid caps performed nearly as well, gaining 25.47%, while large caps returned 16.10%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Consumer discretionary leads

Eight of the benchmark’s nine industry sectors posted double-digit gains for the year. The index’s return was driven by a 27.6% jump in the consumer discretionary sector, followed by a 27.0% advance in producer durables. These results were tempered by less robust returns in technology (up 13.7%) and financial services (up 12.6%), the benchmark’s two largest sectors. The health care sector, with a return of 5.8%, lagged the rest of the market.

Four of the index’s five largest stocks rise

Four of the five largest stocks in the Russell 3000 registered double-digit gains for the year. Apple posted a 53.1% advance on the strength of strong sales and expectations that Verizon would begin offering the iPhone. Results for the other four stocks, in descending order of market capitalization at period-end, were: Exxon Mobil, 10.1%; Microsoft, –6.5%; General Electric, 24.3%; and IBM, 14.3%.

4    2010 Annual Report ¡ TIAA Separate Account VA-1

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return
	1 year	5 years	10 years
Stock Index Account (inception: 11/1/1994)	16.11%	2.13%	1.61%
Russell 3000 Index	16.93	2.74	2.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without any such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010
Over $15 billion	64.1
$4 billion–$15 billion	20.5
Under $4 billion	15.4
Total	100.0

TIAA Separate Account VA-1 ¡ 2010 Annual Report    5

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2010

				Value (000)		% of net assets

CORPORATE BONDS
DIVERSIFIED FINANCIALS				$0	^	0.0%

		TOTAL CORPORATE BONDS	(Cost $1)	0	^	0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
172,813	*	Ford Motor Co		2,902		0.4
		Other		4,123		0.5

				7,025		0.9

BANKS
99,288		US Bancorp		2,678		0.4
252,538		Wells Fargo & Co		7,826		1.0
		Other		14,430		1.9

				24,934		3.3

CAPITAL GOODS
36,966		3M Co		3,190		0.4
39,444		Boeing Co		2,574		0.3
32,552		Caterpillar, Inc		3,049		0.4
554,184		General Electric Co		10,136		1.4
48,383		United Technologies Corp		3,809		0.5
		Other		40,698		5.5

				63,456		8.5

COMMERCIAL & PROFESSIONAL SERVICES				7,428		1.0

CONSUMER DURABLES & APPAREL				10,424		1.4

CONSUMER SERVICES
55,802		McDonald’s Corp		4,283		0.6
		Other		12,003		1.6

				16,286		2.2

DIVERSIFIED FINANCIALS
520,560		Bank of America Corp		6,944		0.9
1,097,683	*	Citigroup, Inc		5,192		0.7
26,771		Goldman Sachs Group, Inc		4,502		0.6
51,000		iShares Russell 3000 Index Fund		3,822		0.5
206,503		JPMorgan Chase & Co		8,760		1.2
		Other		24,840		3.4

				54,060		7.3

ENERGY
104,261		Chevron Corp		9,514		1.3
77,203		ConocoPhillips		5,258		0.7
265,312		Exxon Mobil Corp		19,400		2.6
42,113		Occidental Petroleum Corp		4,131		0.5
70,876		Schlumberger Ltd		5,918		0.8
		Other		38,786		5.2

				83,007		11.1

6	2010 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

FOOD & STAPLES RETAILING
70,478		CVS Corp	$2,451	0.3%
100,872		Wal-Mart Stores, Inc	5,440	0.8
		Other	6,711	0.9

			14,602	2.0

FOOD, BEVERAGE & TOBACCO
108,180		Altria Group, Inc	2,663	0.4
109,306		Coca-Cola Co	7,189	1.0
83,093		Kraft Foods, Inc (Class A)	2,618	0.3
83,667		PepsiCo, Inc	5,466	0.7
96,082		Philip Morris International, Inc	5,624	0.7
		Other	13,216	1.8

			36,776	4.9

HEALTH CARE EQUIPMENT & SERVICES			33,118	4.4

HOUSEHOLD & PERSONAL PRODUCTS
149,489		Procter & Gamble Co	9,617	1.3
		Other	6,165	0.8

			15,782	2.1

INSURANCE
89,759	*	Berkshire Hathaway, Inc (Class B)	7,191	1.0
		Other	21,538	2.9

			28,729	3.9

MATERIALS
24,434		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,934	0.4
		Other	28,904	3.9

			31,838	4.3

MEDIA
145,792		Comcast Corp (Class A)	3,203	0.5
101,550		Walt Disney Co	3,809	0.5
		Other	15,791	2.1

			22,803	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
80,031		Abbott Laboratories	3,834	0.5
49,631	*	Amgen, Inc	2,725	0.4
143,158		Johnson & Johnson	8,854	1.2
162,190		Merck & Co, Inc	5,845	0.8
418,583		Pfizer, Inc	7,329	1.0
		Other	21,374	2.8

			49,961	6.7

REAL ESTATE			19,720	2.6

RETAILING
18,133	*	Amazon.com, Inc	3,264	0.5
87,753		Home Depot, Inc	3,077	0.4
		Other	21,793	2.9

			28,134	3.8

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Annual Report	7

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2010

Shares		Company		Value (000)	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
288,700		Intel Corp		$6,071	0.8%
		Other		15,049	2.0

				21,120	2.8

SOFTWARE & SERVICES
12,646	*	Google, Inc (Class A)		7,511	1.0
66,569		International Business Machines Corp		9,770	1.3
398,645		Microsoft Corp		11,130	1.5
197,646		Oracle Corp		6,186	0.9
		Other		30,043	4.0

				64,640	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
47,323	*	Apple, Inc		15,264	2.0
296,554	*	Cisco Systems, Inc		5,999	0.8
121,656		Hewlett-Packard Co		5,122	0.7
85,072		Qualcomm, Inc		4,210	0.6
		Other		19,364	2.6

				49,959	6.7

TELECOMMUNICATION SERVICES
306,700		AT&T, Inc		9,011	1.2
147,474		Verizon Communications, Inc		5,277	0.7
		Other		6,517	0.9

				20,805	2.8

TRANSPORTATION
36,998		United Parcel Service, Inc (Class B)		2,685	0.4
		Other		12,067	1.6

				14,752	2.0

UTILITIES				25,016	3.4

		TOTAL COMMON STOCKS	(Cost $554,262)	744,375	99.9

RIGHTS/WARRANTS
COMMERCIAL & PROFESSIONAL SERVICES				2	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $2)	2	0.0

		TOTAL PORTFOLIO	(Cost $554,265)	744,377	99.9
		OTHER ASSETS & LIABILITIES, NET		912	0.1

		NET ASSETS		$745,289	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

8	2010 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2010

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*	$744,377
Cash	598
Receivable from securities transactions	8
Dividends receivable	861
Other	27
Total assets	745,871

LIABILITIES
Due to affiliates	554
Payable for securities transactions	2
Other	26
Total liabilities	582

NET ASSETS
Accumulation Fund	$745,289

Accumulation units outstanding	8,427

Accumulation unit value	$88.44

* Portfolio investments, at cost	$554,265

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Annual Report	9

STATEMENT OF OPERATIONS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$13,383
Total income	13,383

EXPENSES
Administrative	1,368
Investment advisory	2,053
Mortality and expense risk charges	2,737
Total expenses	6,158
Less: Expense waiver by investment advisor	(1,027)
Net expenses	5,131

Net investment income (loss)	8,252

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	12,726
Futures transactions	(47)
Net realized gain (loss) on total investments	12,679
Change in unrealized appreciation (depreciation):
Portfolio investments	83,372
Net change in unrealized appreciation (depreciation) on total investments	83,372
Net realized and unrealized gain (loss) on total investments	96,051
Net increase (decrease) in net assets resulting from operations	$104,303

* Net of foreign withholding taxes of:	$(2)

10	2010 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED DECEMBER 31

	Stock Index Account
(amounts in thousands)	2010	2009

OPERATIONS
Net investment income (loss)	$8,252	$8,748
Net realized gain (loss) on total investments	12,679	(15,160)
Net change in unrealized appreciation (depreciation) on total investments	83,372	152,027
Net increase (decrease) resulting from operations	104,303	145,615

FROM CONTRACTOWNER TRANSACTIONS
Premiums	12,817	10,716
Net transfers from (to) TIAA	(17,757)	(14,230)
Withdrawals and death benefits	(33,633)	(29,480)
Net increase (decrease) resulting from contractowner transactions	(38,573)	(32,994)

Net increase (decrease) in net assets	65,730	112,621

NET ASSETS
Beginning of period	679,559	566,938
End of period	$745,289	$679,559

ACCUMULATION UNITS
Units purchased	161	164
Units sold/transferred	(655)	(731)

OUTSTANDING
Beginning of period	8,921	9,488
End of period	8,427	8,921

See notes to financial statements	TIAA Separate Account VA-1 ■ 2010 Annual Report	11

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1  ■  FOR THE YEAR ENDED

	Stock Index Account
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR
Investment income (a)	$1.542	$1.413	$1.758	$1.750	$1.568
Expenses (a)	0.591	0.452	0.484	0.575	0.584
Net investment income (a)	0.951	0.961	1.274	1.175	0.984
Net realized and unrealized gain (loss) on total investments	11.319	15.456	(37.166)	2.979	10.909
Net change in accumulation unit value	12.270	16.417	(35.892)	4.154	11.893

Accumulation Unit Value:
Beginning of period	76.171	59.754	95.646	91.492	79.599
End of period	$88.441	$76.171	$59.754	$95.646	$91.492

TOTAL RETURN*	16.11%	27.48%	(37.53)%	4.54%	14.94%

RATIOS TO AVERAGE NET ASSETS
Ratio of expense to average net assets before expense waiver	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expense to average net assets after expense waiver	0.75%	0.71%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.21%	1.50%	1.58%	1.19%	1.13%

SUPPLEMENTAL DATA
Portfolio turnover rate	10%	6%	7%	6%	7%
Accumulation units outstanding at the end period†	8,427	8,921	9,488	10,345	10,882
Net assets at the end of period†	$745,289	$679,559	$566,938	$989,292	$996,044

(a)	Based on average accumulation units outstanding.
*	Based on per accumulation data.
†	Thousands.

12	2010 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Management Committee (“Managers”) and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

TIAA Separate Account VA-1 ■ 2010 Annual Report	13

NOTES TO FINANCIAL STATEMENTS

Cash: The Account holds cash with the custodian. The Account is charged a fee for any overdrafts.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2005-2010) and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Managers compensation: The Managers, all of whom are independent, receive certain remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the Managers are included in Other Assets and Other Liabilities in the accompanying Statement of Assets and Liabilities.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Managers. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of market, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14	2010 Annual Report ■ TIAA Separate Account VA-1

continued

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued, at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Managers. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Managers. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2010, there were no significant transfers between levels by the Account.

TIAA Separate Account VA-1 ■ 2010 Annual Report	15

NOTES TO FINANCIAL STATEMENTS

As of December 31, 2010, 100% of the value of investments in the Account were valued based on Level 1 inputs. Please see the Summary Portfolio of Investments for a detailed breakout by industry.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statement of Operations. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended December 31, 2010, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2010, the Account did not hold any futures contracts.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”) and, in some instances, by TIAA-CREF Individual & Institutional Services, LLC (“Services”). TPIS and Services are wholly owned subsidiaries of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of

16	2010 Annual Report ■ TIAA Separate Account VA-1

concluded

0.30% of the average daily net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Managers, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 5—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $190,112,000, consisting of gross unrealized appreciation of $272,464,000 and gross unrealized depreciation of $(82,352,000).

Purchases and sales of portfolio securities, excluding short-term instruments, for the year ended December 31, 2010 were $65,195,000 and $95,750,000, respectively.

Note 6—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the year ended December 31, 2010, there were no borrowings under this credit facility by the Account.

TIAA Separate Account VA-1 ■ 2010 Annual Report	17

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Management Committee and Contractowners of

TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2011

18	2010 Annual Report ■ TIAA Separate Account VA-1

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2010

Members

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorship(s) Held by Member
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewell Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Member	Indefinite term. Member since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Member	Indefinite term. Member since 2005.	President and Chief Executive Officer (since 2000) of Smith Breeden Associates, Inc. (investment adviser).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

TIAA Separate Account VA-1 ■ 2010 Annual Report	19

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2010

Members—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorship(s) Held by Member
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Member	Indefinite term. Member since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	68	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Member	Indefinite term. Member since 2001.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	68	None

20	2010 Annual Report ■ TIAA Separate Account VA-1

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Member	Indefinite term. Member since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	68	Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement; William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Management Committee and Member	Indefinite term as Member; Chairman for term ending June 30, 2012. Member since 2001. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

TIAA Separate Account VA-1 ■ 2010 Annual Report	21

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2010

Members—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorship(s) Held by Member
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Member	Indefinite term. Member since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	68	Governing Council, Independent Directors Council (mutual fund director organization).

22	2010 Annual Report ■ TIAA Separate Account VA-1

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006).
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of TCIM (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

TIAA Separate Account VA-1 ■ 2010 Annual Report	23

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2010

Officers—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.	President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of TCIM and Advisors and Manager of TCIM (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA (since 2008), and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008); Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006).

24	2010 Annual Report ■ TIAA Separate Account VA-1

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and TCIM (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and TCIM (2008), Head of Risk Management of Advisors and TCIM (2005–2006).
William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.	Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006).

TIAA Separate Account VA-1 ■ 2010 Annual Report	25

MANAGEMENT COMMITTEE MEMBERS AND OFFICERS (UNAUDITED)	concluded

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2010

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

26	2010 Annual Report ■ TIAA Separate Account VA-1

[This page intentionally left blank.]

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HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR

SPEECH-IMPAIRED

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning and planned giving

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, are not bank deposits or bank guaranteed, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF

Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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C49775	A10845 (2/11)

Item 2. Code of Ethics.

2(a)    The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $122,800 and $110,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0; respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2010 and December 31, 2009, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $245,730 and $238,354, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

(a) TIAA Separate Account VA-1 - Schedule of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
CORPORATE BONDS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
$1,400	GAMCO Investors, Inc	0.000%	12/31/15	$0	^

	TOTAL DIVERSIFIED FINANCIALS			0	^

	TOTAL CORPORATE BONDS (Cost $1)			0	^

SHARES		COMPANY
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.9%
3,156	*	American Axle & Manufacturing Holdings, Inc	41
1,306	*	Amerigon, Inc (Class A)	14
4,520		Autoliv, Inc	357
6,217	*	BorgWarner, Inc	450
3,223		Cooper Tire & Rubber Co	76
7,610	*	Dana Holding Corp	131
612	*	Dorman Products, Inc	22
1,013		Drew Industries, Inc	23
3,666	*	Exide Technologies	34
996	*	Federal Mogul Corp (Class A)	21
172,813	*	Ford Motor Co	2,902
735	*	Fuel Systems Solutions, Inc	22
7,377		Gentex Corp	218
12,866	*	Goodyear Tire & Rubber Co	152
12,445		Harley-Davidson, Inc	432
35,019		Johnson Controls, Inc	1,338
2,477	*	Lear Corp (New)	244
2,342	*	Modine Manufacturing Co	36
1,983		Spartan Motors, Inc	12
1,021		Standard Motor Products, Inc	14
898	*	Stoneridge, Inc	14
1,205		Superior Industries International, Inc	26
3,166	*	Tenneco, Inc	130
600	*	Tesla Motors, Inc	16
1,719		Thor Industries, Inc	58
4,151	*	TRW Automotive Holdings Corp	219

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,530	*	Winnebago Industries, Inc	$23

		TOTAL AUTOMOBILES & COMPONENTS	7,025

BANKS - 3.3%
810		1st Source Corp	16
1,172	*	1st United Bancorp, Inc	8
1,011		Abington Bancorp, Inc	12
243		Alliance Financial Corp	8
322		American National Bankshares, Inc	8
1,244		Ameris Bancorp	13
387		Ames National Corp	8
559		Arrow Financial Corp	15
9,712		Associated Banc-Corp	147
4,208		Astoria Financial Corp	59
520		Bancfirst Corp	21
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	28
88		Bancorp Rhode Island, Inc	3
4,426		Bancorpsouth, Inc	71
2,688		Bank Mutual Corp	13
2,544		Bank of Hawaii Corp	120
288		Bank of Marin Bancorp	10
638		Bank of the Ozarks, Inc	28
1,044		BankFinancial Corp	10
35,669		BB&T Corp	938
1,950	*	Beneficial Mutual Bancorp, Inc	17
636		Berkshire Hills Bancorp, Inc	14
384	*	BofI Holding, Inc	6
1,341		BOK Financial Corp	72
3,543		Boston Private Financial Holdings, Inc	23
354		Bridge Bancorp, Inc	9
3,126		Brookline Bancorp, Inc	34
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	17
831		Capital City Bank Group, Inc	10
17,063		CapitalSource, Inc	121
1,322		Capitol Federal Financial	16
1,503		Cardinal Financial Corp	18
3,380		Cathay General Bancorp	56
1,895	*	Center Financial	14
1,148		Centerstate Banks of Florida, Inc	9
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	36
10,534	*	CIT Group, Inc	496
533		Citizens & Northern Corp	8
20,090	*	Citizens Republic Bancorp, Inc	12
923		City Holding Co	33
2,532		City National Corp	155
875		Clifton Savings Bancorp, Inc	9
498		CNB Financial Corp	7
1,740		CoBiz, Inc	11
2,091		Columbia Banking System, Inc	44
9,328		Comerica, Inc	394

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,156		Commerce Bancshares, Inc	$165
1,740		Community Bank System, Inc	48
1,003		Community Trust Bancorp, Inc	29
2,741		Cullen/Frost Bankers, Inc	168
4,428		CVB Financial Corp	38
1,102		Danvers Bancorp, Inc	20
1,609		Dime Community Bancshares	23
559	*	Eagle Bancorp, Inc	8
7,706		East West Bancorp, Inc	151
512		Enterprise Financial Services Corp	5
466		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	14
399		Federal Agricultural Mortgage Corp (Class C)	7
40,744		Fifth Third Bancorp	598
664		Financial Institutions, Inc	13
720		First Bancorp (NC)	11
4,676	*	First Bancorp (Puerto Rico)	2
498		First Bancorp, Inc	8
1,530		First Busey Corp	7
285		First Citizens Bancshares, Inc (Class A)	54
4,700		First Commonwealth Financial Corp	33
680		First Community Bancshares, Inc	10
3,063		First Financial Bancorp	57
1,100		First Financial Bankshares, Inc	56
590		First Financial Corp	21
889		First Financial Holdings, Inc	10
13,105	*	First Horizon National Corp	154
654		First Interstate Bancsystem, Inc	10
1,238		First Merchants Corp	11
3,929		First Midwest Bancorp, Inc	45
10,998		First Niagara Financial Group, Inc	154
288		First of Long Island Corp	8
504		First South Bancorp, Inc	3
5,568		FirstMerit Corp	110
2,430	*	Flagstar Bancorp, Inc	4
1,645		Flushing Financial Corp	23
5,502		FNB Corp	54
10,974		Fulton Financial Corp	114
602		German American Bancorp, Inc	11
3,468		Glacier Bancorp, Inc	52
500		Great Southern Bancorp, Inc	12
637	*	Greene County Bancshares, Inc	2
1,586		Hancock Holding Co	55
2,515	*	Hanmi Financial Corp	3
928		Heartland Financial USA, Inc	16
534	*	Heritage Financial Corp	7
504	*	Home Bancorp, Inc	7
841		Home Bancshares, Inc	19
821		Home Federal Bancorp, Inc	10
24,956		Hudson City Bancorp, Inc	318
686		Hudson Valley Holding Corp	17
37,922		Huntington Bancshares, Inc	261

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,168		IBERIABANK Corp	$69
1,031		Independent Bank Corp	28
3,295		International Bancshares Corp	66
2,538	*	Investors Bancorp, Inc	33
1,441		Kearny Financial Corp	12
45,680		Keycorp	404
1,025		Lakeland Bancorp, Inc	11
734		Lakeland Financial Corp	16
3,890		M&T Bank Corp	339
731		MainSource Financial Group, Inc	8
27,834		Marshall & Ilsley Corp	193
2,798		MB Financial, Inc	48
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	3
10,357	*	MGIC Investment Corp	106
265		Midsouth Bancorp, Inc	4
361		MidWestOne Financial Group, Inc	5
2,026	*	Nara Bancorp, Inc	20
206		NASB Financial, Inc	3
357		National Bankshares, Inc	11
5,443		National Penn Bancshares, Inc	44
1,807		NBT Bancorp, Inc	44
23,019		New York Community Bancorp, Inc	434
5,609		NewAlliance Bancshares, Inc	84
1,192		Northfield Bancorp, Inc	16
5,862		Northwest Bancshares, Inc	69
741		OceanFirst Financial Corp	10
3,925	*	Ocwen Financial Corp	37
3,801		Old National Bancorp	45
700	*	OmniAmerican Bancorp, Inc	10
1,760		Oriental Financial Group, Inc	22
1,069		Oritani Financial Corp	13
345		Orrstown Financial Services, Inc	9
991		Pacific Continental Corp	10
1,486		PacWest Bancorp	32
688		Park National Corp	50
523		Peapack Gladstone Financial Corp	7
221		Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	8
595		Peoples Bancorp, Inc	9
19,630		People’s United Financial, Inc	275
1,766	*	Pinnacle Financial Partners, Inc	24
7,590	*	PMI Group, Inc	25
27,450		PNC Financial Services Group, Inc	1,667
52,615	*	Popular, Inc	165
2,771		PrivateBancorp, Inc	40
2,398		Prosperity Bancshares, Inc	94
3,163		Provident Financial Services, Inc	48
2,753		Provident New York Bancorp	29
7,051		Radian Group, Inc	57
66,625		Regions Financial Corp	466
1,026		Renasant Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
612		Republic Bancorp, Inc (Class A)	$15
598		Rockville Financial, Inc	7
629		Roma Financial Corp	7
1,211		S&T Bancorp, Inc	27
615		S.Y. Bancorp, Inc	15
1,250		Sandy Spring Bancorp, Inc	23
605		SCBT Financial Corp	20
370		Sierra Bancorp	4
2,123	*	Signature Bank	106
905		Simmons First National Corp (Class A)	26
833		Southside Bancshares, Inc	18
740		Southwest Bancorp, Inc	9
856		State Bancorp, Inc	8
1,347		StellarOne Corp	20
1,199		Sterling Bancorp	13
4,189		Sterling Bancshares, Inc	29
513		Suffolk Bancorp	13
25,848		SunTrust Banks, Inc	763
6,027		Susquehanna Bancshares, Inc	58
2,402	*	SVB Financial Group	127
41,390		Synovus Financial Corp	109
520	*	Taylor Capital Group, Inc	7
6,992		TCF Financial Corp	104
700		Territorial Bancorp, Inc	14
1,877	*	Texas Capital Bancshares, Inc	40
4,208		TFS Financial Corp	38
1,165	*	The Bancorp, Inc	12
429		Tompkins Trustco, Inc	17
192		Tower Bancorp, Inc	4
1,219		TowneBank	19
726		Trico Bancshares	12
5,202		Trustco Bank Corp NY	33
3,370		Trustmark Corp	84
1,859		UMB Financial Corp	77
5,809		Umpqua Holdings Corp	71
814		Union Bankshares Corp	12
2,414		United Bankshares, Inc	71
4,918	*	United Community Banks, Inc	10
1,056		United Financial Bancorp, Inc	16
792		Univest Corp of Pennsylvania	15
99,288		US Bancorp	2,678
8,636		Valley National Bancorp	124
966		ViewPoint Financial Group	11
1,010	*	Virginia Commerce Bancorp	6
835		Washington Banking Co	11
5,275		Washington Federal, Inc	89
881		Washington Trust Bancorp, Inc	19
681	*	Waterstone Financial, Inc	2
3,466		Webster Financial Corp	68
252,538		Wells Fargo & Co	7,826
1,213		WesBanco, Inc	23
997		West Bancorporation, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,963	*	West Coast Bancorp	$14
1,616		Westamerica Bancorporation	90
3,132	*	Western Alliance Bancorp	23
1,313		Westfield Financial, Inc	12
5,072		Whitney Holding Corp	72
4,204		Wilmington Trust Corp	18
980		Wilshire Bancorp, Inc	7
1,580		Wintrust Financial Corp	52
320		WSFS Financial Corp	15
8,469		Zions Bancorporation	205

		TOTAL BANKS	24,934

CAPITAL GOODS - 8.5%
813	*	3D Systems Corp	26
36,966		3M Co	3,190
1,795		A.O. Smith Corp	68
3,857	*	A123 Systems, Inc	37
1,014		Aaon, Inc	29
2,061	*	AAR Corp	57
1,483		Aceto Corp	13
2,862		Actuant Corp (Class A)	76
2,300		Acuity Brands, Inc	133
2,485	*	Advanced Battery Technologies, Inc	10
5,411	*	Aecom Technology Corp	151
873	*	Aerovironment, Inc	23
4,647	*	AGCO Corp	235
2,801		Aircastle Ltd	29
374		Alamo Group, Inc	10
1,443		Albany International Corp (Class A)	34
1,638	*	Alliant Techsystems, Inc	122
1,557	*	Altra Holdings, Inc	31
569	*	American Railcar Industries, Inc	13
373		American Science & Engineering, Inc	32
2,155	*	American Superconductor Corp	62
475		American Woodmark Corp	12
532		Ameron International Corp	41
8,441		Ametek, Inc	331
475		Ampco-Pittsburgh Corp	13
1,479		Apogee Enterprises, Inc	20
4,332	*	Applied Energetics, Inc	4
2,206		Applied Industrial Technologies, Inc	72
760		Applied Signal Technology, Inc	29
420	*	Argan, Inc	4
988		Armstrong World Industries, Inc	42
4,985	*	ArvinMeritor, Inc	102
1,044	*	Astec Industries, Inc	34
478	*	Astronics Corp	10
723		AZZ, Inc	29
6,272	*	Babcock & Wilcox Co	160
779		Badger Meter, Inc	34
2,467		Baldor Electric Co	156
2,603		Barnes Group, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
5,137	*	BE Aerospace, Inc	$190
2,410	*	Beacon Roofing Supply, Inc	43
2,523		Belden CDT, Inc	93
2,508	*	Blount International, Inc	40
39,444		Boeing Co	2,574
2,584		Brady Corp (Class A)	84
2,463		Briggs & Stratton Corp	48
4,873	*	Broadwind Energy, Inc	11
3,970		Bucyrus International, Inc (Class A)	355
2,524	*	Builders FirstSource, Inc	5
531	*	CAI International, Inc	10
12,740	*	Capstone Turbine Corp	12
3,214		Carlisle Cos, Inc	128
344		Cascade Corp	16
32,552		Caterpillar, Inc	3,049
1,385	*	Ceradyne, Inc	44
1,631	*	Chart Industries, Inc	55
5,276	*	Chicago Bridge & Iron Co NV	174
990		CIRCOR International, Inc	42
2,671		Clarcor, Inc	115
963	*	CNH Global NV	46
1,273	*	Colfax Corp	23
1,162	*	Columbus McKinnon Corp	24
2,009		Comfort Systems USA, Inc	26
1,268	*	Commercial Vehicle Group, Inc	21
8,852		Cooper Industries plc	516
2,617		Crane Co	107
828		Cubic Corp	39
10,360		Cummins, Inc	1,140
2,088		Curtiss-Wright Corp	69
27,692		Danaher Corp	1,306
22,161		Deere & Co	1,840
1,344	*	DigitalGlobe, Inc	43
4,024		Donaldson Co, Inc	235
619		Douglas Dynamics, Inc	9
9,583		Dover Corp	560
636		Ducommun, Inc	14
430	*	DXP Enterprises, Inc	10
2,075	*	Dycom Industries, Inc	31
757		Dynamic Materials Corp	17
8,639		Eaton Corp	877
3,412	*	EMCOR Group, Inc	99
39,000		Emerson Electric Co	2,230
840		Encore Wire Corp	21
3,258	*	Ener1, Inc	12
1,511	*	Energy Recovery, Inc	6
2,547	*	EnerSys	82
1,258	*	EnPro Industries, Inc	52
1,380		ESCO Technologies, Inc	52
1,554	*	Esterline Technologies Corp	107
6,999		Fastenal Co	419
3,085		Federal Signal Corp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,307	*	Flow International Corp	$9
2,897		Flowserve Corp	345
9,246		Fluor Corp	613
4,014	*	Force Protection, Inc	22
1,238		Franklin Electric Co, Inc	48
635		Freightcar America, Inc	18
4,152	*	FuelCell Energy, Inc	10
2,145	*	Furmanite Corp	15
2,782		Gardner Denver, Inc	191
2,370		GATX Corp	84
1,806	*	GenCorp, Inc	9
900	*	Generac Holdings, Inc	15
2,858	*	General Cable Corp	100
18,006		General Dynamics Corp	1,278
554,184		General Electric Co	10,136
1,077	*	GeoEye, Inc	46
1,633	*	Gibraltar Industries, Inc	22
270	*	Global Defense Technology & Systems, Inc	4
6,617		Goodrich Corp	583
636		Gorman-Rupp Co	21
3,212		Graco, Inc	127
6,478	*	GrafTech International Ltd	129
604		Graham Corp	12
1,832		Granite Construction, Inc	50
3,079		Great Lakes Dredge & Dock Corp	23
869	*	Greenbrier Cos, Inc	18
2,356	*	Griffon Corp	30
1,293	*	H&E Equipment Services, Inc	15
4,326		Harsco Corp	123
1,540		Heico Corp	79
807	*	Herley Industries, Inc	14
5,110	*	Hexcel Corp	92
923	*	Hoku Scientific, Inc	2
39,669		Honeywell International, Inc	2,109
800		Houston Wire & Cable Co	11
3,166		Hubbell, Inc (Class B)	190
4,356		IDEX Corp	170
1,400	*	II-VI, Inc	65
22,942		Illinois Tool Works, Inc	1,225
16,564		Ingersoll-Rand plc	780
1,981	*	Insituform Technologies, Inc (Class A)	52
916		Insteel Industries, Inc	11
1,758	*	Interline Brands, Inc	40
9,388		ITT Industries, Inc	489
6,628	*	Jacobs Engineering Group, Inc	304
1,665		John Bean Technologies Corp	34
5,446		Joy Global, Inc	472
888	*	Kadant, Inc	21
1,371		Kaman Corp	40
1,677		Kaydon Corp	68
8,502		KBR, Inc	259
3,920		Kennametal, Inc	155

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
844	*	Kratos Defense & Security Solutions, Inc	$11
5,990		L-3 Communications Holdings, Inc	422
725	*	LaBarge, Inc	11
904	*	Ladish Co, Inc	44
300		Lawson Products, Inc	8
1,155	*	Layne Christensen Co	40
659	*	LB Foster Co (Class A)	27
2,159		Lennox International, Inc	102
2,233		Lincoln Electric Holdings, Inc	146
700		Lindsay Manufacturing Co	42
533	*	LMI Aerospace, Inc	8
16,107		Lockheed Martin Corp	1,126
1,293		LSI Industries, Inc	11
853	*	Lydall, Inc	7
6,192		Manitowoc Co, Inc	81
18,960		Masco Corp	240
2,813	*	Mastec, Inc	41
901		Met-Pro Corp	11
445	*	Michael Baker Corp	14
722	*	Middleby Corp	61
300		Miller Industries, Inc	4
2,390	*	Moog, Inc (Class A)	95
2,247		MSC Industrial Direct Co (Class A)	145
1,988		Mueller Industries, Inc	65
8,122		Mueller Water Products, Inc (Class A)	34
881	*	MYR Group, Inc	18
271		Nacco Industries, Inc (Class A)	29
3,502	*	Navistar International Corp	203
926	*	NCI Building Systems, Inc	13
1,708		Nordson Corp	157
15,537		Northrop Grumman Corp	1,006
625	*	Northwest Pipe Co	15
2,339	*	Orbital Sciences Corp	40
1,499	*	Orion Marine Group, Inc	17
4,853	*	Oshkosh Truck Corp	171
5,833	*	Owens Corning, Inc	182
18,827		Paccar, Inc	1,081
6,177		Pall Corp	306
8,285		Parker Hannifin Corp	715
5,113		Pentair, Inc	187
1,399		Perini Corp	30
1,041	*	Pgt, Inc	2
1,025	*	Pike Electric Corp	9
762	*	PMFG, Inc	12
1,248	*	Polypore International, Inc	51
458	*	Powell Industries, Inc	15
940	*	PowerSecure International, Inc	7
7,340		Precision Castparts Corp	1,022
96		Preformed Line Products Co	6
836		Primoris Services Corp	8
1,987		Quanex Building Products Corp	38
11,146	*	Quanta Services, Inc	222

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,083		Raven Industries, Inc	$52
19,817		Raytheon Co	918
1,025	*	RBC Bearings, Inc	40
1,983		Regal-Beloit Corp	132
1,526		Robbins & Myers, Inc	55
7,312		Rockwell Automation, Inc	524
8,133		Rockwell Collins, Inc	474
4,830		Roper Industries, Inc	369
2,525	*	RSC Holdings, Inc	25
1,703	*	Rush Enterprises, Inc (Class A)	35
2,893	*	SatCon Technology Corp	13
744	*	Sauer-Danfoss, Inc	21
22		Seaboard Corp	44
4,515	*	Shaw Group, Inc	155
1,742		Simpson Manufacturing Co, Inc	54
3,058		Snap-On, Inc	173
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	117
2,680		SPX Corp	192
800		Standex International Corp	24
701	*	Sterling Construction Co, Inc	9
685		Sun Hydraulics Corp	26
893		TAL International Group, Inc	28
3,948	*	Taser International, Inc	19
1,000	*	Tecumseh Products Co (Class A)	13
1,872	*	Teledyne Technologies, Inc	82
1,004		Tennant Co	39
5,654	*	Terex Corp	175
590		Textainer Group Holdings Ltd	17
14,349		Textron, Inc	339
2,807	*	Thomas & Betts Corp	136
4,570		Timken Co	218
1,848		Titan International, Inc	36
433	*	Titan Machinery, Inc	8
1,603		Toro Co	99
2,435		TransDigm Group, Inc	175
1,281		Tredegar Corp	25
714	*	Trex Co, Inc	17
809	*	Trimas Corp	17
4,177		Trinity Industries, Inc	111
862		Triumph Group, Inc	77
562		Twin Disc, Inc	17
26,577		Tyco International Ltd	1,101
3,113	*	United Rentals, Inc	71
48,383		United Technologies Corp	3,809
979		Universal Forest Products, Inc	38
1,949	*	UQM Technologies, Inc	4
4,041	*	URS Corp	168
3,497	*	USG Corp	59
1,173		Valmont Industries, Inc	104
1,023		Vicor Corp	17
3,051		W.W. Grainger, Inc	421
1,826	*	Wabash National Corp	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
3,395	*	WABCO Holdings, Inc	$207
1,468		Watsco, Inc	93
1,666		Watts Water Technologies, Inc (Class A)	61
2,219	*	WESCO International, Inc	117
2,535		Westinghouse Air Brake Technologies Corp	134
3,108		Woodward Governor Co	117
418	*,b	Xerium Technologies, Inc	7

		TOTAL CAPITAL GOODS	63,456

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
3,952		Aaron’s, Inc	81
2,600		ABM Industries, Inc	68
1,804	*	Acacia Research (Acacia Technologies)	47
2,726	*	ACCO Brands Corp	23
1,159		Administaff, Inc	34
900	*	Advisory Board Co	43
928		American Ecology Corp	16
2,166	*	American Reprographics Co	16
1,377	*	APAC Customer Services, Inc	8
5,841		Avery Dennison Corp	247
383		Barrett Business Services, Inc	6
2,433		Brink’s Co	65
1,306	*	Casella Waste Systems, Inc (Class A)	9
2,695	*	CBIZ, Inc	17
669		CDI Corp	12
3,345	*	Cenveo, Inc	18
7,099		Cintas Corp	199
1,182	*	Clean Harbors, Inc	99
493	*	Consolidated Graphics, Inc	24
3,576	*	Copart, Inc	134
1,871		Corporate Executive Board Co	70
6,023	*	Corrections Corp of America	151
1,115	*	CoStar Group, Inc	64
594		Courier Corp	9
6,781		Covanta Holding Corp	117
717	*	CRA International, Inc	17
2,529		Deluxe Corp	58
1,664	*	Dolan Media Co	23
2,640		Dun & Bradstreet Corp	217
4,206		EnergySolutions, Inc	23
1,037	*	EnerNOC, Inc	25
1,357		Ennis, Inc	23
6,687		Equifax, Inc	238
641	*	Exponent, Inc	24
691	*	Franklin Covey Co	6
2,507	*	FTI Consulting, Inc	93
1,063	*	Fuel Tech, Inc	10
989		G & K Services, Inc (Class A)	31
2,803	*	Geo Group, Inc	69
645	*	GP Strategies Corp	7
3,373		Healthcare Services Group	55
1,202		Heidrick & Struggles International, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
3,007		Herman Miller, Inc	$76
1,422	*	Hill International, Inc	9
2,339		HNI Corp	73
1,656	*	Hudson Highland Group, Inc	10
1,154	*	Huron Consulting Group, Inc	31
892	*	ICF International, Inc	23
2,565	*	IHS, Inc (Class A)	206
1,446	*	Innerworkings, Inc	10
2,666		Interface, Inc (Class A)	42
9,202		Iron Mountain, Inc	230
1,460	*	KAR Auction Services, Inc	20
1,394	*	Kelly Services, Inc (Class A)	26
1,774	*	Kforce, Inc	29
1,737		Kimball International, Inc (Class B)	12
2,470		Knoll, Inc	41
2,433	*	Korn/Ferry International	56
1,184	*	LECG Corp	2
563	*	M&F Worldwide Corp	13
4,325		Manpower, Inc	271
1,316		McGrath RentCorp	35
1,459	*	Metalico, Inc	9
1,391		Mine Safety Appliances Co	43
757	*	Mistras Group, Inc	10
2,280	*	Mobile Mini, Inc	45
514		Multi-Color Corp	10
2,873	*	Navigant Consulting, Inc	26
1,673	*	On Assignment, Inc	14
11,219		Pitney Bowes, Inc	271
10,896		R.R. Donnelley & Sons Co	190
16,650		Republic Services, Inc	497
2,774		Resources Connection, Inc	52
7,931		Robert Half International, Inc	243
3,219		Rollins, Inc	64
977		Schawk, Inc (Class A)	20
913	*	School Specialty, Inc	13
3,429	*	Spherion Corp	34
672	*	Standard Parking Corp	13
1,179		Standard Register Co	4
3,734		Steelcase, Inc (Class A)	40
4,348	*	Stericycle, Inc	352
2,192	*	SYKES Enterprises, Inc	44
1,110	*	Team, Inc	27
3,264	*	Tetra Tech, Inc	82
2,310		Towers Watson & Co	120
2,350	*	TrueBlue, Inc	42
664		Unifirst Corp	37
1,202	*	United Stationers, Inc	77
4,998	*	Verisk Analytics, Inc	170
1,084		Viad Corp	28
858	*	Volt Information Sciences, Inc	7
205		VSE Corp	7
5,901		Waste Connections, Inc	162

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
25,233		Waste Management, Inc	$930

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,428

CONSUMER DURABLES & APPAREL - 1.4%
2,117	*	American Apparel, Inc	4
2,371		American Greetings Corp (Class A)	52
653	*	Arctic Cat, Inc	10
2,994	*	Beazer Homes USA, Inc	16
386		Blyth, Inc	13
485	*	Brookfield Homes Corp	5
4,839		Brunswick Corp	91
3,430		Callaway Golf Co	28
2,938	*	Carter’s, Inc	87
379	*	Cavco Industries, Inc	18
442		Cherokee, Inc	8
15,721		Coach, Inc	870
562		Columbia Sportswear Co	34
4,890	*	CROCS, Inc	84
269		CSS Industries, Inc	6
481	*	Culp, Inc	5
2,023	*	Deckers Outdoor Corp	161
14,750		DR Horton, Inc	176
14,610	*	Eastman Kodak Co	78
1,299		Ethan Allen Interiors, Inc	26
7,798		Fortune Brands, Inc	470
2,682	*	Fossil, Inc	189
2,907	*	Furniture Brands International, Inc	15
5,941		Garmin Ltd	184
811	*	G-III Apparel Group Ltd	28
5,029	*	Hanesbrands, Inc	128
3,541	*	Harman International Industries, Inc	164
6,700		Hasbro, Inc	316
1,630	*	Helen of Troy Ltd	48
680		Hooker Furniture Corp	10
2,297	*	Hovnanian Enterprises, Inc (Class A)	9
3,571	*	Iconix Brand Group, Inc	69
950	*	iRobot Corp	24
1,657	*	Jakks Pacific, Inc	30
4,840		Jarden Corp	149
509	*	Joe’s Jeans, Inc	1
232	*	Johnson Outdoors, Inc	3
4,615		Jones Apparel Group, Inc	72
4,044		KB Home	55
500	*	Kenneth Cole Productions, Inc (Class A)	6
1,430	*	K-Swiss, Inc (Class A)	18
39		Lacrosse Footwear, Inc	1
2,552	*	La-Z-Boy, Inc	23
1,909	*	Leapfrog Enterprises, Inc	11
7,834		Leggett & Platt, Inc	178
7,949		Lennar Corp (Class A)	149
847	*	Libbey, Inc	13
362	*	Lifetime Brands, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
5,008	*	Liz Claiborne, Inc	$36
862	*	M/I Homes, Inc	13
1,202	*	Maidenform Brands, Inc	29
1,066	*	Marine Products Corp	7
19,289		Mattel, Inc	490
2,061		MDC Holdings, Inc	59
1,694	*	Meritage Homes Corp	38
3,006	*	Mohawk Industries, Inc	171
817	*	Movado Group, Inc	13
206		National Presto Industries, Inc	27
14,687		Newell Rubbermaid, Inc	267
18,768		Nike, Inc (Class B)	1,603
293	*	NVR, Inc	202
733		Oxford Industries, Inc	19
804	*	Perry Ellis International, Inc	22
2,991		Phillips-Van Heusen Corp	188
1,645		Polaris Industries, Inc	128
2,959		Polo Ralph Lauren Corp (Class A)	328
2,627		Pool Corp	59
17,820	*	Pulte Homes, Inc	134
6,801	*	Quiksilver, Inc	34
1,217	*	RC2 Corp	26
444		RG Barry Corp	5
673	*	Russ Berrie & Co, Inc	6
2,334		Ryland Group, Inc	40
2,732	*	Sealy Corp	8
1,823	*	Skechers U.S.A., Inc (Class A)	36
442		Skyline Corp	11
2,979	*	Smith & Wesson Holding Corp	11
5,166	*	Standard-Pacific Corp	24
8,347		Stanley Works	558
288	*	Steinway Musical Instruments, Inc	6
1,192	*	Steven Madden Ltd	50
957		Sturm Ruger & Co, Inc	15
3,418	*	Tempur-Pedic International, Inc	137
2,073	*	Timberland Co (Class A)	51
6,926	*	Toll Brothers, Inc	132
1,435	*	True Religion Apparel, Inc	32
3,339		Tupperware Corp	159
1,864	*	Under Armour, Inc (Class A)	102
489	*	Unifi, Inc	8
787	*	Universal Electronics, Inc	22
500	*	Vera Bradley, Inc	16
4,474		VF Corp	386
977		Volcom, Inc	18
2,341	*	Warnaco Group, Inc	129
378		Weyco Group, Inc	9
3,974		Whirlpool Corp	353
2,109		Wolverine World Wide, Inc	67

		TOTAL CONSUMER DURABLES & APPAREL	10,424

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	$18
1,219		Ambassadors Group, Inc	14
960	*	American Public Education, Inc	36
1,418		Ameristar Casinos, Inc	22
6,794	*	Apollo Group, Inc (Class A)	268
2,931	*	Bally Technologies, Inc	124
896	*	BJ’s Restaurants, Inc	32
1,131	*	Bluegreen Corp	4
1,700		Bob Evans Farms, Inc	56
1,718	*	Boyd Gaming Corp	18
1,029	*	Bridgepoint Education, Inc	20
5,407		Brinker International, Inc	113
937	*	Buffalo Wild Wings, Inc	41
1,029	*	California Pizza Kitchen, Inc	18
846	*	Cambium Learning Group, Inc	3
888	*	Capella Education Co	59
3,445	*	Career Education Corp	71
404	*	Caribou Coffee Co, Inc	4
22,550		Carnival Corp	1,040
1,126		CBRL Group, Inc	62
1,153	*	CEC Entertainment, Inc	45
3,164	*	Cheesecake Factory	97
1,665	*	Chipotle Mexican Grill, Inc (Class A)	354
1,471		Choice Hotels International, Inc	56
533		Churchill Downs, Inc	23
1,574	*	Coinstar, Inc	89
4,659	*	Corinthian Colleges, Inc	24
276		CPI Corp	6
7,445		Darden Restaurants, Inc	346
6,036	*	Denny’s Corp	22
3,362		DeVry, Inc	161
858	*	DineEquity, Inc	42
2,316	*	Domino’s Pizza, Inc	37
1,290	*	Education Management Corp	23
289	*	Einstein Noah Restaurant Group, Inc	4
1,754	*	Gaylord Entertainment Co	63
1,646	*	Grand Canyon Education, Inc	32
16,043		H&R Block, Inc	191
3,288		Hillenbrand, Inc	68
2,300	*	Hyatt Hotels Corp	105
15,766		International Game Technology	279
1,433		International Speedway Corp (Class A)	38
2,163	*	Interval Leisure Group, Inc	35
1,142	*	Isle of Capri Casinos, Inc	12
1,704	*	ITT Educational Services, Inc	109
2,907	*	Jack in the Box, Inc	61
3,249	*	Jamba, Inc	7
1,265	*	K12, Inc	36
3,561	*	Krispy Kreme Doughnuts, Inc	25
16,287	*	Las Vegas Sands Corp	748
522		Learning Tree International, Inc	5
2,155	*	Life Time Fitness, Inc	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
870		Lincoln Educational Services Corp	$14
638		Mac-Gray Corp	10
1,242		Marcus Corp	16
14,431		Marriott International, Inc (Class A)	599
1,582		Matthews International Corp (Class A)	55
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	7
55,802		McDonald’s Corp	4,283
16,061	*	MGM Mirage	239
604	*	Monarch Casino & Resort, Inc	8
1,158	*	Morgans Hotel Group Co	11
1,276	*	Multimedia Games, Inc	7
386		National American University Holdings, Inc	3
1,279	*	O’Charleys, Inc	9
4,684	*	Orient-Express Hotels Ltd (Class A)	61
1,518	*	Panera Bread Co (Class A)	154
1,116	*	Papa John’s International, Inc	31
462	*	Peet’s Coffee & Tea, Inc	19
3,623	*	Penn National Gaming, Inc	127
1,227		PF Chang’s China Bistro, Inc	59
3,407	*	Pinnacle Entertainment, Inc	48
394	*	Pre-Paid Legal Services, Inc	24
705	*	Princeton Review, Inc	1
490	*	Red Lion Hotels Corp	4
957	*	Red Robin Gourmet Burgers, Inc	21
2,615		Regis Corp	43
6,968	*	Royal Caribbean Cruises Ltd	327
3,070	*	Ruby Tuesday, Inc	40
1,588	*	Ruth’s Chris Steak House, Inc	7
2,868	*	Scientific Games Corp (Class A)	29
13,457		Service Corp International	111
2,802	*	Shuffle Master, Inc	32
3,411	*	Sonic Corp	35
3,535		Sotheby’s (Class A)	159
819		Speedway Motorsports, Inc	13
38,775		Starbucks Corp	1,246
10,017		Starwood Hotels & Resorts Worldwide, Inc	609
84	*	Steak N Shake Co	34
956	*	Steiner Leisure Ltd	45
4,084		Stewart Enterprises, Inc (Class A)	27
735		Strayer Education, Inc	112
3,228	*	Texas Roadhouse, Inc (Class A)	55
1,448		Universal Technical Institute, Inc	32
1,845	*	Vail Resorts, Inc	96
1,692		Weight Watchers International, Inc	64
17,379		Wendy’s/Arby’s Group, Inc (Class A)	80
2,997	*	WMS Industries, Inc	136
9,502		Wyndham Worldwide Corp	285
3,957		Wynn Resorts Ltd	411
24,342		Yum! Brands, Inc	1,194

		TOTAL CONSUMER SERVICES	16,286

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 7.3%
3,111		Advance America Cash Advance Centers, Inc	$18
2,591	*	Affiliated Managers Group, Inc	257
17,707	*	American Capital Ltd	134
54,317		American Express Co	2,331
13,246		Ameriprise Financial, Inc	762
9,666		Apollo Investment Corp	107
10,143		Ares Capital Corp	167
1,707		Artio Global Investors, Inc	25
1,058	*	Asset Acceptance Capital Corp	6
428		Asta Funding, Inc	4
520,560		Bank of America Corp	6,944
62,753		Bank of New York Mellon Corp	1,895
2,748		BGC Partners, Inc (Class A)	23
2,986		BlackRock Kelso Capital Corp	33
4,841		BlackRock, Inc	923
3,645	*	Broadpoint Securities Group, Inc	9
1,288		Calamos Asset Management, Inc (Class A)	18
23,759		Capital One Financial Corp	1,011
151		Capital Southwest Corp	16
1,281	*	Cardtronics, Inc	23
1,565		Cash America International, Inc	58
500		CBOE Holdings, Inc	11
51,606		Charles Schwab Corp	883
1,097,683	*	Citigroup, Inc	5,192
3,392		CME Group, Inc	1,091
1,086		Cohen & Steers, Inc	28
1,682		Compass Diversified Trust	30
879		CompuCredit Corp	6
1,382	*	Cowen Group, Inc	6
302	*	Credit Acceptance Corp	19
118		Diamond Hill Investment Group, Inc	9
27,995		Discover Financial Services	519
1,322	*	Dollar Financial Corp	38
800		Duff & Phelps Corp	14
11,625	*	E*Trade Financial Corp	186
6,232		Eaton Vance Corp	188
860	*	Encore Capital Group, Inc	20
737		Epoch Holding Corp	11
820		Evercore Partners, Inc (Class A)	28
2,322	*	Ezcorp, Inc (Class A)	63
2,692	*	FBR Capital Markets Corp	10
4,555		Federated Investors, Inc (Class B)	119
973		Fifth Street Finance Corp	12
672	*	Financial Engines, Inc	13
1,630	*	First Cash Financial Services, Inc	51
3,742	*	First Marblehead Corp	8
7,721		Franklin Resources, Inc	859
352		Friedman Billings Ramsey Group, Inc (Class A)	8
448		GAMCO Investors, Inc (Class A)	22
3,928		GFI Group, Inc	18
1,256		Gladstone Capital Corp	14
1,326		Gladstone Investment Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
26,771		Goldman Sachs Group, Inc	$4,502
404		Golub Capital BDC, Inc	7
1,634		Greenhill & Co, Inc	133
1,395	*	Harris & Harris Group, Inc	6
1,766		Hercules Technology Growth Capital, Inc	18
991	*	HFF, Inc (Class A)	10
2,025		Interactive Brokers Group, Inc (Class A)	36
3,907	*	IntercontinentalExchange, Inc	466
675	*	International Assets Holding Corp	16
24,132		Invesco Ltd	581
2,567	*	Investment Technology Group, Inc	42
51,000		iShares Russell 3000 Index Fund	3,822
9,425		Janus Capital Group, Inc	122
6,156		Jefferies Group, Inc	164
822		JMP Group, Inc	6
206,503		JPMorgan Chase & Co	8,760
597		Kayne Anderson Energy Development Co	11
1,881		KBW, Inc	53
5,321	*	Knight Capital Group, Inc (Class A)	73
1,992	*	LaBranche & Co, Inc	7
5,033	*	Ladenburg Thalmann Financial Services, Inc	6
4,853		Lazard Ltd (Class A)	192
8,040		Legg Mason, Inc	292
10,310		Leucadia National Corp	301
448		Life Partners Holdings, Inc	9
700	*	LPL Investment Holdings, Inc	25
647		Main Street Capital Corp	12
1,518		MarketAxess Holdings, Inc	32
3,668		MCG Capital Corp	26
872		Medallion Financial Corp	7
4,787	*	MF Global Holdings Ltd	40
10,845		Moody’s Corp	288
78,313		Morgan Stanley	2,131
5,783	*	MSCI, Inc (Class A)	225
1,507		MVC Capital, Inc	22
7,090	*	Nasdaq Stock Market, Inc	168
1,305		Nelnet, Inc (Class A)	31
1,400	*	Netspend Holdings, Inc	18
959	*	NewStar Financial, Inc	10
1,181		NGP Capital Resources Co	11
12,539		Northern Trust Corp	695
13,816		NYSE Euronext	414
448		Oppenheimer Holdings, Inc	12
2,681		optionsXpress Holdings, Inc	42
1,696		PennantPark Investment Corp	21
879	*	Penson Worldwide, Inc	4
2,946	*	PHH Corp	68
1,198	*	Pico Holdings, Inc	38
935	*	Piper Jaffray Cos	33
964	*	Portfolio Recovery Associates, Inc	73
1,195	*	Primus Guaranty Ltd	6
3,632		Prospect Capital Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
5,235		Raymond James Financial, Inc	$171
1,299	*	Safeguard Scientifics, Inc	22
870		Sanders Morris Harris Group, Inc	6
7,899		SEI Investments Co	188
25,584	*	SLM Corp	322
305		Solar Capital Ltd	8
18,000		SPDR Trust Series 1	2,264
25,908		State Street Corp	1,201
1,826	*	Stifel Financial Corp	113
258		Student Loan Corp	8
1,726		SWS Group, Inc	9
13,471		T Rowe Price Group, Inc	869
11,821		TD Ameritrade Holding Corp	224
456		THL Credit, Inc	6
1,245		TICC Capital Corp	14
2,123	*	TradeStation Group, Inc	14
426		Triangle Capital Corp	8
354	*	Virtus Investment Partners, Inc	16
4,579		Waddell & Reed Financial, Inc (Class A)	162
322		Westwood Holdings Group, Inc	13
876	*	World Acceptance Corp	46

		TOTAL DIVERSIFIED FINANCIALS	54,060

ENERGY - 11.1%
2,008	*	Abraxas Petroleum Corp	9
3,068	*	Allis-Chalmers Energy, Inc	22
783		Alon USA Energy, Inc	5
6,407	*	Alpha Natural Resources, Inc	385
25,601		Anadarko Petroleum Corp	1,950
19,789		Apache Corp	2,359
568		APCO Argentina, Inc	33
546	*	Approach Resources, Inc	13
8,603		Arch Coal, Inc	302
4,135	*	Atlas America, Inc	182
2,356	*	ATP Oil & Gas Corp	39
2,656	*	Atwood Oceanics, Inc	99
22,166		Baker Hughes, Inc	1,267
1,205	*	Basic Energy Services, Inc	20
2,676		Berry Petroleum Co (Class A)	117
2,422	*	Bill Barrett Corp	100
4,811	*	BPZ Energy, Inc	23
6,161	*	Brigham Exploration Co	168
1,671	*	Bristow Group, Inc	79
5,319		Cabot Oil & Gas Corp	201
4,578	*	Cal Dive International, Inc	26
1,294	*	Callon Petroleum Co	8
12,915	*	Cameron International Corp	655
872		CARBO Ceramics, Inc	90
1,637	*	Carrizo Oil & Gas, Inc	56
3,135	*	Cheniere Energy, Inc	17
33,502		Chesapeake Energy Corp	868
104,261		Chevron Corp	9,514

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,254		Cimarex Energy Co	$377
326	*	Clayton Williams Energy, Inc	27
2,252	*	Clean Energy Fuels Corp	31
1,710	*	Cloud Peak Energy, Inc	40
4,200	*	Cobalt International Energy, Inc	51
3,823	*	Complete Production Services, Inc	113
2,095	*	Comstock Resources, Inc	51
5,242	*	Concho Resources, Inc	460
77,203		ConocoPhillips	5,258
11,599		Consol Energy, Inc	565
582	*	Contango Oil & Gas Co	34
1,662	*	Continental Resources, Inc	98
2,332		Core Laboratories NV	208
2,304		Crosstex Energy, Inc	20
1,581	*	CVR Energy, Inc	24
474	*	Dawson Geophysical Co	15
683		Delek US Holdings, Inc	5
10,625	*	Delta Petroleum Corp	8
20,375	*	Denbury Resources, Inc	389
23,312	*	Devon Energy Corp	1,830
2,362		DHT Maritime, Inc	11
3,643		Diamond Offshore Drilling, Inc	244
4,177	*	Dresser-Rand Group, Inc	178
1,762	*	Dril-Quip, Inc	137
36,915		El Paso Corp	508
972	*	Endeavour International Corp	13
1,505	*	Energy Partners Ltd	22
3,786	*	Energy XXI Bermuda Ltd	105
13,206		EOG Resources, Inc	1,207
7,328		Equitable Resources, Inc	329
668	*	Evolution Petroleum Corp	4
7,607		EXCO Resources, Inc	148
3,340	*	Exterran Holdings, Inc	80
265,312		Exxon Mobil Corp	19,400
6,423	*	FMC Technologies, Inc	571
5,981	*	Forest Oil Corp	227
5,706		Frontier Oil Corp	103
2,722		Frontline Ltd	69
2,157	*	FX Energy, Inc	13
2,282	*	Gastar Exploration Ltd	10
2,956		General Maritime Corp	10
673	*	Georesources, Inc	15
238	*	Global Geophysical Services, Inc	2
4,490	*	Global Industries Ltd	31
1,351	*	GMX Resources, Inc	7
2,142		Golar LNG Ltd	32
1,342	*	Goodrich Petroleum Corp	24
827	*	Green Plains Renewable Energy, Inc	9
727		Gulf Island Fabrication, Inc	20
1,244	*	Gulfmark Offshore, Inc	38
1,573	*	Gulfport Energy Corp	34
47,031		Halliburton Co	1,920

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,747	*	Harvest Natural Resources, Inc	$21
5,489	*	Helix Energy Solutions Group, Inc	67
4,981		Helmerich & Payne, Inc	241
5,516	*	Hercules Offshore, Inc	19
15,406		Hess Corp	1,179
2,360		Holly Corp	96
1,230	*	Hornbeck Offshore Services, Inc	26
928		Houston American Energy Corp	17
6,899	*	International Coal Group, Inc	53
6,522	*	ION Geophysical Corp	55
61	*	Isramco, Inc	5
1,514	*	James River Coal Co	38
6,661	*	Key Energy Services, Inc	86
1,036		Knightsbridge Tankers Ltd	23
6,235	*	Kodiak Oil & Gas Corp	41
843	*	L&L Energy, Inc	9
1,577		Lufkin Industries, Inc	98
2,510	*	Magnum Hunter Resources Corp	18
36,981		Marathon Oil Corp	1,369
5,448		Massey Energy Co	292
1,545	*	Matrix Service Co	19
12,545	*	McDermott International, Inc	260
4,297	*	McMoRan Exploration Co	74
738	*	Miller Petroleum, Inc	4
9,854		Murphy Oil Corp	735
15,083	*	Nabors Industries Ltd	354
21,659		National Oilwell Varco, Inc	1,457
714	*	Natural Gas Services Group, Inc	14
7,055	*	Newfield Exploration Co	509
4,752	*	Newpark Resources, Inc	29
9,082		Noble Energy, Inc	782
2,356		Nordic American Tanker Shipping	61
2,245	*	Northern Oil And Gas, Inc	61
2,800	*	Oasis Petroleum, Inc	76
42,113		Occidental Petroleum Corp	4,131
2,956	*	Oceaneering International, Inc	218
2,669	*	Oil States International, Inc	171
1,191		Overseas Shipholding Group, Inc	42
246	*	OYO Geospace Corp	24
2,542	*	Pacific Asia Petroleum, Inc	5
447		Panhandle Oil and Gas, Inc (Class A)	12
6,555	*	Parker Drilling Co	30
3,837	*	Patriot Coal Corp	74
8,139		Patterson-UTI Energy, Inc	175
13,992		Peabody Energy Corp	895
2,491		Penn Virginia Corp	42
15,983	*	PetroHawk Energy Corp	292
1,000	*	Petroleum Development Corp	42
2,768	*	Petroquest Energy, Inc	21
882	*	PHI, Inc	17
2,681	*	Pioneer Drilling Co	24
5,942		Pioneer Natural Resources Co	516

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
7,413	*	Plains Exploration & Production Co	$238
9,282	*	Pride International, Inc	306
9,263		Questar Market Resources, Inc	336
6,285	*	Quicksilver Resources, Inc	93
2,531	*	RAM Energy Resources, Inc	5
8,313		Range Resources Corp	374
11,466	*	Rentech, Inc	14
2,024	*	Resolute Energy Corp	30
1,826	*	Rex Energy Corp	25
303	*	Rex Stores Corp	5
2,800	*	Rosetta Resources, Inc	105
6,060	*	Rowan Cos, Inc	212
2,193		RPC, Inc	40
18,950	*	SandRidge Energy, Inc	139
70,876		Schlumberger Ltd	5,918
625	*	Scorpio Tankers, Inc	6
1,081		SEACOR Holdings, Inc	109
638	*	Seahawk Drilling, Inc	6
2,365		Ship Finance International Ltd	51
6,440		Southern Union Co	155
18,036	*	Southwestern Energy Co	675
33,650		Spectra Energy Corp	841
3,375		St. Mary Land & Exploration Co	199
1,953	*	Stone Energy Corp	44
6,379		Sunoco, Inc	257
4,141	*	Superior Energy Services	145
1,867	*	Swift Energy Co	73
3,388	*	Syntroleum Corp	6
746	*	T-3 Energy Services, Inc	30
2,240		Teekay Corp	74
1,125		Teekay Tankers Ltd (Class A)	14
1,600	*	Tesco Corp	25
7,483		Tesoro Corp	139
4,241	*	Tetra Technologies, Inc	50
2,548		Tidewater, Inc	137
7,743	*	TransAtlantic Petroleum Ltd	26
8,044	*	Ultra Petroleum Corp	384
500	*	Union Drilling, Inc	4
2,117	*	Unit Corp	98
2,636	*	Uranium Energy Corp	16
5,759	*	USEC, Inc	35
3,520		Vaalco Energy, Inc	25
29,032		Valero Energy Corp	671
4,769	*	Vantage Drilling Co	10
1,058	*	Venoco, Inc	20
1,693		W&T Offshore, Inc	30
3,436	*	Warren Resources, Inc	16
38,440	*	Weatherford International Ltd	876
2,614	*	Western Refining, Inc	28
3,093	*	Whiting Petroleum Corp	362
2,395	*	Willbros Group, Inc	24
30,051		Williams Cos, Inc	743

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
3,096		World Fuel Services Corp	$112

		TOTAL ENERGY	83,007

FOOD & STAPLES RETAILING - 2.0%
962		Andersons, Inc	35
66		Arden Group, Inc (Class A)	5
2,786	*	BJ’s Wholesale Club, Inc	134
1,965		Casey’s General Stores, Inc	84
22,786		Costco Wholesale Corp	1,645
70,478		CVS Corp	2,451
600	*	Fresh Market, Inc	25
700		Ingles Markets, Inc (Class A)	13
33,647		Kroger Co	752
656		Nash Finch Co	28
1,214	*	Pantry, Inc	24
811		Pricesmart, Inc	31
23,788	*	Rite Aid Corp	21
2,157		Ruddick Corp	80
19,849		Safeway, Inc	446
1,382		Spartan Stores, Inc	23
11,240		Supervalu, Inc	108
233	*	Susser Holdings Corp	3
30,489		Sysco Corp	896
2,218	*	United Natural Foods, Inc	81
424		Village Super Market (Class A)	14
47,932		Walgreen Co	1,867
100,872		Wal-Mart Stores, Inc	5,440
311		Weis Markets, Inc	13
7,145	*	Whole Foods Market, Inc	362
2,891	*	Winn-Dixie Stores, Inc	21

		TOTAL FOOD & STAPLES RETAILING	14,602

FOOD, BEVERAGE & TOBACCO - 4.9%
246		Alico, Inc	6
5,454	*	Alliance One International, Inc	23
108,180		Altria Group, Inc	2,663
33,477		Archer Daniels Midland Co	1,007
1,189		B&G Foods, Inc (Class A)	16
400	*	Boston Beer Co, Inc (Class A)	38
5,558		Brown-Forman Corp (Class B)	387
7,623		Bunge Ltd	500
555		Calavo Growers, Inc	13
803	b	Cal-Maine Foods, Inc	25
9,440		Campbell Soup Co	328
3,635	*	Central European Distribution Corp	83
2,584	*	Chiquita Brands International, Inc	36
263		Coca-Cola Bottling Co Consolidated	15
109,306		Coca-Cola Co	7,189
16,847		Coca-Cola Enterprises, Inc	422
22,823		ConAgra Foods, Inc	515
9,688	*	Constellation Brands, Inc (Class A)	215
3,972		Corn Products International, Inc	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,436	*	Darling International, Inc	$59
9,678	*	Dean Foods Co	86
10,500		Del Monte Foods Co	197
1,154		Diamond Foods, Inc	61
1,712	*	Dole Food Co, Inc	23
11,668		Dr Pepper Snapple Group, Inc	410
616		Farmer Bros Co	11
3,651		Flowers Foods, Inc	98
2,084		Fresh Del Monte Produce, Inc	52
34,570		General Mills, Inc	1,230
5,934	*	Green Mountain Coffee Roasters, Inc	195
149		Griffin Land & Nurseries, Inc (Class A)	5
16,405		H.J. Heinz Co	811
2,173	*	Hain Celestial Group, Inc	59
3,445	*	Hansen Natural Corp	180
4,668	*	Heckmann Corp	23
8,128		Hershey Co	383
3,547		Hormel Foods Corp	182
740		Imperial Sugar Co	10
800		J&J Snack Foods Corp	39
6,296		J.M. Smucker Co	413
366	*	John B. Sanfilippo & Son, Inc	5
13,309		Kellogg Co	680
83,093		Kraft Foods, Inc (Class A)	2,618
975		Lancaster Colony Corp	56
1,626		Lance, Inc	38
443		Limoneira Co	13
7,939		Lorillard, Inc	651
6,903		McCormick & Co, Inc	321
10,832		Mead Johnson Nutrition Co	674
621		Mgp Ingredients, Inc	7
6,834		Molson Coors Brewing Co (Class B)	343
621		National Beverage Corp	8
83,667		PepsiCo, Inc	5,466
96,082		Philip Morris International, Inc	5,624
2,432	*	Pilgrim’s Pride Corp	17
2,846	*	Ralcorp Holdings, Inc	185
17,224		Reynolds American, Inc	562
1,203		Sanderson Farms, Inc	47
34,939		Sara Lee Corp	612
365	*	Seneca Foods Corp	10
3,778	*	Smart Balance, Inc	16
6,686	*	Smithfield Foods, Inc	138
4,200	*	Star Scientific, Inc	8
889	*	Synutra International, Inc	12
1,153		Tootsie Roll Industries, Inc	34
1,621	*	TreeHouse Foods, Inc	83
15,785		Tyson Foods, Inc (Class A)	272
1,060		Universal Corp	43
2,395		Vector Group Ltd	42

		TOTAL FOOD, BEVERAGE & TOBACCO	36,776

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
1,214	*	Abaxis, Inc	$33
1,811	*	Abiomed, Inc	17
629	*	Accretive Health, Inc	10
2,669	*	Accuray, Inc	18
20,612		Aetna, Inc	629
17,995	*	Agilent Technologies, Inc	746
677	*	Air Methods Corp	38
3,597		Alcon, Inc	588
3,127	*	Align Technology, Inc	61
94	*	Alimera Sciences, Inc	1
1,316	*	Alliance Imaging, Inc	6
2,099	*	Allied Healthcare International, Inc	5
5,972	*	Allscripts Healthcare Solutions, Inc	115
380	*	Almost Family, Inc	15
2,729	*	Alphatec Holdings, Inc	7
1,533	*	Amedisys, Inc	51
425		America Service Group, Inc	6
608	*	American Dental Partners, Inc	8
3,974	*	American Medical Systems Holdings, Inc	75
2,741	*	AMERIGROUP Corp	120
14,943		AmerisourceBergen Corp	510
2,008	*	AMN Healthcare Services, Inc	12
1,528	*	Amsurg Corp	32
711		Analogic Corp	35
1,310	*	Angiodynamics, Inc	20
3,605	*	Antares Pharma, Inc	6
1,336	*	Arthrocare Corp	41
553	*	Assisted Living Concepts, Inc (A Shares)	18
1,737	*	athenahealth, Inc	71
86		Atrion Corp	15
4,899		Bard (C.R.), Inc	450
31,106		Baxter International, Inc	1,575
3,474		Beckman Coulter, Inc	261
12,006		Becton Dickinson & Co	1,015
1,242	*	Bio-Reference Labs, Inc	28
2,298	*	BioScrip, Inc	12
78,995	*	Boston Scientific Corp	598
4,417	*	Brookdale Senior Living, Inc	95
711		Cantel Medical Corp	17
1,396	*	Capital Senior Living Corp	9
18,620		Cardinal Health, Inc	713
1,317	*	CardioNet, Inc	6
9,008	*	CareFusion Corp	232
1,981	*	Catalyst Health Solutions, Inc	92
2,707	*	Centene Corp	69
3,464	*	Cerner Corp	328
1,975	*	Cerus Corp	5
1,154		Chemed Corp	73
671	*	Chindex International, Inc	11
14,625		Cigna Corp	536
5,083	*	Community Health Systems, Inc	190

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
590		Computer Programs & Systems, Inc	$28
1,671	*	Conceptus, Inc	23
1,595	*	Conmed Corp	42
1,564	*	Continucare Corp	7
2,399		Cooper Cos, Inc	135
467	*	Corvel Corp	23
7,805	*	Coventry Health Care, Inc	206
26,095		Covidien plc	1,191
2,234	*	Cross Country Healthcare, Inc	19
1,413	*	CryoLife, Inc	8
646	*	Cutera, Inc	5
1,543	*	Cyberonics, Inc	48
475	*	Cynosure, Inc (Class A)	5
5,335	*	DaVita, Inc	371
1,929	*	Delcath Systems, Inc	19
7,510		Dentsply International, Inc	257
3,033	*	DexCom, Inc	41
493	*	DynaVox, Inc	3
5,784	*	Edwards Lifesciences Corp	468
988	*	Electro-Optical Sciences, Inc	3
1,600	*	Emdeon, Inc	22
1,495	*	Emergency Medical Services Corp (Class A)	97
1,185	*	Emeritus Corp	23
2,539	*	Endologix, Inc	18
711		Ensign Group, Inc	18
408	*	Exactech, Inc	8
28,510	*	Express Scripts, Inc	1,541
393	*	Five Star Quality Care, Inc	3
920	*	Genoptix, Inc	18
2,495	*	Gen-Probe, Inc	146
1,497	*	Gentiva Health Services, Inc	40
1,370	*	Greatbatch, Inc	33
1,153	*	Haemonetics Corp	73
1,363	*	Hanger Orthopedic Group, Inc	29
1,438	*	Hansen Medical, Inc	2
13,239	*	Health Management Associates, Inc (Class A)	126
5,253	*	Health Net, Inc	143
4,886	*	Healthsouth Corp	101
3,065	*	Healthspring, Inc	81
1,788	*	Healthways, Inc	20
490	*	HeartWare International, Inc	43
4,727	*	Henry Schein, Inc	290
3,333		Hill-Rom Holdings, Inc	131
1,403	*	HMS Holdings Corp	91
13,950	*	Hologic, Inc	263
8,495	*	Hospira, Inc	473
8,723	*	Humana, Inc	478
632	*	ICU Medical, Inc	23
2,924	*	Idexx Laboratories, Inc	202
3,850	*	Immucor, Inc	76
2,021	*	Insulet Corp	31
1,114	*	Integra LifeSciences Holdings Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,047	*	Intuitive Surgical, Inc	$528
1,548		Invacare Corp	47
4,435	*	Inverness Medical Innovations, Inc	162
904	*	IPC The Hospitalist Co, Inc	35
1,079	*	IRIS International, Inc	11
520	*	Kensey Nash Corp	14
1,974	*	Kindred Healthcare, Inc	36
3,360	*	Kinetic Concepts, Inc	141
5,374	*	Laboratory Corp of America Holdings	472
498		Landauer, Inc	30
939	*	LCA-Vision, Inc	5
735	*	LHC Group, Inc	22
2,956	*	LifePoint Hospitals, Inc	109
5,117		Lincare Holdings, Inc	137
1,669	*	Magellan Health Services, Inc	79
1,334	*	MAKO Surgical Corp	20
2,792		Masimo Corp	81
13,093		McKesson Corp	922
2,281	*	MedAssets, Inc	46
955	*	Medcath Corp	13
22,417	*	Medco Health Solutions, Inc	1,374
873	*	Medical Action Industries, Inc	8
975	*	Medidata Solutions, Inc	23
455		MedQuist, Inc	4
57,015		Medtronic, Inc	2,115
2,504	*	Merge Healthcare, Inc	9
2,245		Meridian Bioscience, Inc	52
1,469	*	Merit Medical Systems, Inc	23
2,267	*	Metropolitan Health Networks, Inc	10
720	*	Molina Healthcare, Inc	20
620	*	MWI Veterinary Supply, Inc	39
216		National Healthcare Corp	10
1,662	*	Natus Medical, Inc	24
1,314	*	Neogen Corp	54
2,136	*	NuVasive, Inc	55
1,296	*	NxStage Medical, Inc	32
6,412		Omnicare, Inc	163
1,729	*	Omnicell, Inc	25
2,901	*	OraSure Technologies, Inc	17
1,010	*	Orthofix International NV	29
3,708	*	Orthovita, Inc	7
3,228		Owens & Minor, Inc	95
1,140	*	Palomar Medical Technologies, Inc	16
5,480		Patterson Cos, Inc	168
258	*	PDI, Inc	3
2,410	*	Pediatrix Medical Group, Inc	162
1,726	*	PharMerica Corp	20
617	*	Providence Service Corp	10
3,039	*	PSS World Medical, Inc	69
873		Quality Systems, Inc	61
7,348		Quest Diagnostics, Inc	397
1,220	*	Quidel Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,200	*	RehabCare Group, Inc	$28
8,078	*	Resmed, Inc	280
566	*	Rochester Medical Corp	6
3,216	*	RTI Biologics, Inc	9
1,011	*	Rural	15
2,500	*	Select Medical Holdings Corp	18
1,762	*	Sirona Dental Systems, Inc	74
1,374	*	Skilled Healthcare Group, Inc (Class A)	12
3,016	*	Solta Medical, Inc	9
766	*	SonoSite, Inc	24
1,958	*	Spectranetics Corp	10
17,334	*	St. Jude Medical, Inc	741
1,741	*	Staar Surgical Co	11
939	*	Stereotaxis, Inc	4
3,142		STERIS Corp	115
16,225		Stryker Corp	871
758	*	Sun Healthcare Group, Inc	10
2,773	*	Sunrise Senior Living, Inc	15
900	*	SurModics, Inc	11
3,234	*	SXC Health Solutions Corp	139
1,974	*	Symmetry Medical, Inc	18
1,913	*	Syneron Medical Ltd	19
768	*	Synovis Life Technologies, Inc	12
700	*	Team Health Holdings, Inc	11
2,103		Teleflex, Inc	113
25,436	*	Tenet Healthcare Corp	170
2,999	*	Thoratec Corp	85
2,452	*	TomoTherapy, Inc	9
360	*	Transcend Services, Inc	7
979	*	Triple-S Management Corp (Class B)	19
2,569	*	Unilife Corp	14
58,857		UnitedHealth Group, Inc	2,125
1,661		Universal American Financial Corp	34
4,753		Universal Health Services, Inc (Class B)	206
701	*	US Physical Therapy, Inc	14
6,312	*	Varian Medical Systems, Inc	437
937	*	Vascular Solutions, Inc	11
4,634	*	VCA Antech, Inc	108
828	*	Vital Images, Inc	12
2,758	*	Volcano Corp	75
2,242	*	WellCare Health Plans, Inc	68
20,861	*	WellPoint, Inc	1,186
1,778		West Pharmaceutical Services, Inc	73
2,200	*	Wright Medical Group, Inc	34
246		Young Innovations, Inc	8
10,416	*	Zimmer Holdings, Inc	559
1,200	*	Zoll Medical Corp	45

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	33,118

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
4,324		Alberto-Culver Co	160
22,324		Avon Products, Inc	649

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
3,024	*	Central Garden and Pet Co (Class A)	$30
3,465		Church & Dwight Co, Inc	239
7,444		Clorox Co	471
25,489		Colgate-Palmolive Co	2,048
1,265	*	Elizabeth Arden, Inc	29
3,706	*	Energizer Holdings, Inc	270
5,827		Estee Lauder Cos (Class A)	470
867		Female Health Co	5
3,165		Herbalife Ltd	216
735		Inter Parfums, Inc	14
21,337		Kimberly-Clark Corp	1,345
721	*	Medifast, Inc	21
83	*	Nature’s Sunshine Products, Inc	1
2,594		Nu Skin Enterprises, Inc (Class A)	78
602	*	Nutraceutical International Corp	8
45		Oil-Dri Corp of America	1
1,891	*	Prestige Brands Holdings, Inc	23
149,489		Procter & Gamble Co	9,617
575	*	Revlon, Inc (Class A)	6
93		Schiff Nutrition International, Inc	1
956	*	Spectrum Brands, Inc	30
312	*	USANA Health Sciences, Inc	14
886		WD-40 Co	36

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,782

INSURANCE - 3.9%
17,621		ACE Ltd	1,097
24,470		Aflac, Inc	1,381
341	*	Alleghany Corp	104
2,214		Allied World Assurance Co Holdings Ltd	132
27,706		Allstate Corp	883
3,620		American Equity Investment Life Holding Co	45
4,670		American Financial Group, Inc	151
6,384	*	American International Group, Inc	368
360		American National Insurance Co	31
622	*	American Safety Insurance Holdings Ltd	13
1,131	*	Amerisafe, Inc	20
1,200		Amtrust Financial Services, Inc	21
16,860		AON Corp	776
2,476	*	Arch Capital Group Ltd	218
1,633		Argo Group International Holdings Ltd	61
5,455		Arthur J. Gallagher & Co	159
4,187		Aspen Insurance Holdings Ltd	120
5,997		Assurant, Inc	231
9,629		Assured Guaranty Ltd	170
6,234		Axis Capital Holdings Ltd	224
422		Baldwin & Lyons, Inc (Class B)	10
89,759	*	Berkshire Hathaway, Inc (Class B)	7,191
5,834		Brown & Brown, Inc	140
15,639		Chubb Corp	933
7,677		Cincinnati Financial Corp	243
2,162	*	Citizens, Inc (Class A)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,391	*	CNA Financial Corp	$38
1,100	*	CNA Surety Corp	26
11,895	*	Conseco, Inc	81
1,190	*	Crawford & Co (Class B)	4
2,592		Delphi Financial Group, Inc (Class A)	75
850		Donegal Group, Inc (Class A)	12
1,474	*	eHealth, Inc	21
168		EMC Insurance Group, Inc	4
2,273		Employers Holdings, Inc	40
2,424		Endurance Specialty Holdings Ltd	112
395	*	Enstar Group Ltd	33
1,505		Erie Indemnity Co (Class A)	99
3,116		Everest Re Group Ltd	264
881		FBL Financial Group, Inc (Class A)	25
12,242		Fidelity National Title Group, Inc (Class A)	167
5,526		First American Financial Corp	83
763		First Mercury Financial Corp	13
2,488		Flagstone Reinsurance Holdings Ltd	31
659	*	Fpic Insurance Group, Inc	24
24,828	*	Genworth Financial, Inc (Class A)	326
1,491	*	Greenlight Capital Re Ltd (Class A)	40
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	106
657		Harleysville Group, Inc	24
22,770		Hartford Financial Services Group, Inc	603
6,078		HCC Insurance Holdings, Inc	176
2,378	*	Hilltop Holdings, Inc	24
2,513		Horace Mann Educators Corp	45
704		Infinity Property & Casualty Corp	43
212		Kansas City Life Insurance Co	7
15,840		Lincoln National Corp	441
16,314		Loews Corp	635
2,909		Maiden Holdings Ltd	23
489	*	Markel Corp	185
28,415		Marsh & McLennan Cos, Inc	777
5,095		Max Capital Group Ltd	110
7,809	*	MBIA, Inc	94
2,850		Meadowbrook Insurance Group, Inc	29
1,373		Mercury General Corp	59
33,896		Metlife, Inc	1,506
3,864		Montpelier Re Holdings Ltd	77
2,320	*	National Financial Partners Corp	31
224		National Interstate Corp	5
56		National Western Life Insurance Co (Class A)	9
636	*	Navigators Group, Inc	32
13,769		Old Republic International Corp	188
1,314		OneBeacon Insurance Group Ltd (Class A)	20
3,999		PartnerRe Ltd	321
7,094	*	Phoenix Cos, Inc	18
2,129		Platinum Underwriters Holdings Ltd	96
1,106		Presidential Life Corp	11
547		Primerica, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
16,901		Principal Financial Group	$550
1,464	*	ProAssurance Corp	89
34,483		Progressive Corp	685
4,503		Protective Life Corp	120
24,209		Prudential Financial, Inc	1,421
3,866		Reinsurance Group of America, Inc (Class A)	208
2,876		RenaissanceRe Holdings Ltd	183
697		RLI Corp	37
678		Safety Insurance Group, Inc	32
999		SeaBright Insurance Holdings, Inc	9
2,700		Selective Insurance Group, Inc	49
2,506		Stancorp Financial Group, Inc	113
913		State Auto Financial Corp	16
1,214		Stewart Information Services Corp	14
1,869		Symetra Financial Corp	26
4,385		Torchmark Corp	262
2,163		Tower Group, Inc	55
3,338		Transatlantic Holdings, Inc	172
24,289		Travelers Cos, Inc	1,353
746	*	United America Indemnity Ltd	15
1,337		United Fire & Casualty Co	30
2,700		Unitrin, Inc	66
587		Universal Insurance Holdings, Inc	3
17,602		UnumProvident Corp	426
4,204		Validus Holdings Ltd	129
6,761		W.R. Berkley Corp	185
50		Wesco Financial Corp	18
404		White Mountains Insurance Group Ltd	136
16,482		XL Capital Ltd	360

		TOTAL INSURANCE	28,729

MATERIALS - 4.3%
1,660		A. Schulman, Inc	38
226	*	AEP Industries, Inc	6
10,954		Air Products & Chemicals, Inc	996
4,411		Airgas, Inc	276
5,809		AK Steel Holding Corp	95
4,862		Albemarle Corp	271
52,542		Alcoa, Inc	809
5,243		Allegheny Technologies, Inc	289
3,344	*	Allied Nevada Gold Corp	88
1,252		AMCOL International Corp	39
928		American Vanguard Corp	8
3,582		Aptargroup, Inc	170
1,189		Arch Chemicals, Inc	45
4,098		Ashland, Inc	208
1,755		Balchem Corp	59
4,813		Ball Corp	328
5,432		Bemis Co, Inc	177
3,150		Boise, Inc	25
1,200	*	Brush Engineered Materials, Inc	46
2,317		Buckeye Technologies, Inc	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
3,454		Cabot Corp	$130
2,978	*	Calgon Carbon Corp	45
1,590	*	Capital Gold Corp	8
2,419		Carpenter Technology Corp	97
1,087	*	Castle (A.M.) & Co	20
8,280		Celanese Corp (Series A)	341
3,364	*	Century Aluminum Co	52
3,640		CF Industries Holdings, Inc	492
680	*	Clearwater Paper Corp	53
6,943		Cleveland-Cliffs, Inc	542
4,438	*	Coeur d’Alene Mines Corp	121
6,046		Commercial Metals Co	100
1,745		Compass Minerals International, Inc	156
8,215	*	Crown Holdings, Inc	274
2,586		Cytec Industries, Inc	137
567		Deltic Timber Corp	32
2,260		Domtar Corporation	172
59,782		Dow Chemical Co	2,041
46,923		Du Pont (E.I.) de Nemours & Co	2,341
2,311		Eagle Materials, Inc	65
3,830		Eastman Chemical Co	322
12,124		Ecolab, Inc	611
4,514	*	Ferro Corp	66
3,844		FMC Corp	307
24,434		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,934
2,908	*	General Moly, Inc	19
1,622	*	Georgia Gulf Corp	39
2,406		Glatfelter	30
2,943		Globe Specialty Metals, Inc	50
12,807	*	Golden Star Resources Ltd	59
700	*	Graham Packaging Co, Inc	9
7,030	*	Graphic Packaging Holding Co	27
1,790		Greif, Inc (Class A)	111
2,571		H.B. Fuller Co	53
459		Hawkins, Inc	20
750		Haynes International, Inc	31
2,769	*	Headwaters, Inc	13
12,744	*	Hecla Mining Co	144
2,056	*	Horsehead Holding Corp	27
9,393		Huntsman Corp	147
1,126		Innophos Holdings, Inc	41
4,077		International Flavors & Fragrances, Inc	227
22,411		International Paper Co	610
2,253	*	Intrepid Potash, Inc	84
4,439	*	Jaguar Mining, Inc	32
620		Kaiser Aluminum Corp	31
2,023	*	Kapstone Paper and Packaging Corp	31
329		KMG Chemicals, Inc	5
1,077		Koppers Holdings, Inc	39
400	*	Kraton Polymers LLC	12
1,289	*	Landec Corp	8
6,361	*	Louisiana-Pacific Corp	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
901	*	LSB Industries, Inc	$22
3,487		Lubrizol Corp	373
2,372		Martin Marietta Materials, Inc	219
9,021		MeadWestvaco Corp	236
566	*	Metals USA Holdings Corp	9
998		Minerals Technologies, Inc	65
1,000	*	Molycorp, Inc	50
28,234		Monsanto Co	1,966
8,114		Mosaic Co	620
1,570		Myers Industries, Inc	15
6,861		Nalco Holding Co	219
1,075		Neenah Paper, Inc	21
549		NewMarket Corp	68
24,822		Newmont Mining Corp	1,525
563		NL Industries, Inc	6
581	*	Noranda Aluminium Holding Corp	8
16,347		Nucor Corp	716
4,182		Olin Corp	86
529		Olympic Steel, Inc	15
1,636	*	OM Group, Inc	63
2,250	*	Omnova Solutions, Inc	19
8,712	*	Owens-Illinois, Inc	268
5,443		Packaging Corp of America	141
5,065	*	PolyOne Corp	63
8,553		PPG Industries, Inc	719
15,823		Praxair, Inc	1,511
610		Quaker Chemical Corp	25
3,922		Reliance Steel & Aluminum Co	200
1,893		Rock-Tenn Co (Class A)	102
2,609	*	Rockwood Holdings, Inc	102
2,921		Royal Gold, Inc	160
6,836		RPM International, Inc	151
1,496	*	RTI International Metals, Inc	40
1,183		Schnitzer Steel Industries, Inc (Class A)	79
1,004		Schweitzer-Mauduit International, Inc	63
2,344		Scotts Miracle-Gro Co (Class A)	119
8,412		Sealed Air Corp	214
2,106	*	Senomyx, Inc	15
2,628		Sensient Technologies Corp	97
4,726		Sherwin-Williams Co	396
6,418		Sigma-Aldrich Corp	427
2,844		Silgan Holdings, Inc	102
6,548	*	Solutia, Inc	151
5,253		Sonoco Products Co	177
8,637		Southern Copper Corp (NY)	421
2,188	*	Spartech Corp	20
11,455		Steel Dynamics, Inc	210
417		Stepan Co	32
2,345	*	Stillwater Mining Co	50
1,361	*	STR Holdings, Inc	27
5,535		Temple-Inland, Inc	118
1,109		Texas Industries, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
175	*	Texas Petrochemicals, Inc	$5
7,152	*	Thompson Creek Metals Co, Inc	105
4,523	*	Titanium Metals Corp	78
66	*	United States Lime & Minerals, Inc	3
7,587		United States Steel Corp	443
400	*	Universal Stainless & Alloy	13
1,179	*	US Energy Corp Wyoming	7
4,575	*	US Gold Corp	37
5,252		Valspar Corp	181
6,777		Vulcan Materials Co	300
2,782		Walter Energy, Inc	356
2,666		Wausau Paper Corp	23
893		Westlake Chemical Corp	39
3,205		Worthington Industries, Inc	59
3,834	*	WR Grace & Co	135
1,145		Zep, Inc	23
1,635	*	Zoltek Cos, Inc	19

		TOTAL MATERIALS	31,838

MEDIA - 3.1%
924	*	AH Belo Corp (Class A)	8
1,425		Arbitron, Inc	59
860	*	Ascent Media Corp (Series A)	33
713	*	Ballantyne Strong, Inc	6
5,182	*	Belo (A.H.) Corp (Class A)	37
12,329		Cablevision Systems Corp (Class A)	417
563	*	Carmike Cinemas, Inc	4
35,098		CBS Corp (Class B)	669
2,093	*	Central European Media Enterprises Ltd (Class A) Nasdaq	43
1,933		Cinemark Holdings, Inc	33
3,306	*	CKX, Inc	13
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	34
145,792		Comcast Corp (Class A)	3,203
1,802	*	Crown Media Holdings, Inc (Class A)	5
1,191	*	Cumulus Media, Inc (Class A)	5
2,555	*	Dex One Corp	19
42,503	*	DIRECTV	1,697
15,026	*	Discovery Communications, Inc (Class A)	627
10,540		DISH Network Corp (Class A)	207
3,912	*	DreamWorks Animation SKG, Inc (Class A)	115
1,252	*	Entercom Communications Corp (Class A)	15
2,637	*	Entravision Communications Corp (Class A)	7
1,802	*	EW Scripps Co (Class A)	18
354	*	Fisher Communications, Inc	8
12,454		Gannett Co, Inc	188
629	*	Global Sources Ltd	6
1,804	*	Gray Television, Inc	3
2,075		Harte-Hanks, Inc	27
25,878	*	Interpublic Group of Cos, Inc	275
2,263		John Wiley & Sons, Inc (Class A)	102
2,807	*	Journal Communications, Inc (Class A)	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,587	*	Knology, Inc	$25
3,031	*	Lamar Advertising Co (Class A)	121
1,757	*	Lee Enterprises, Inc	4
12,166	*	Liberty Global, Inc (Class A)	430
3,823	*	Liberty Media Corp - Capital (Series A)	239
2,686	*	Liberty Media Corp - Starz	179
1,798	*	Lin TV Corp (Class A)	10
3,620	*	Lions Gate Entertainment Corp	24
7,613	*	Live Nation, Inc	87
1,113	*	Lodgenet Entertainment Corp	5
3,359	*	Madison Square Garden, Inc	87
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*	McClatchy Co (Class A)	15
16,191		McGraw-Hill Cos, Inc	590
878	*	Media General, Inc (Class A)	5
2,161	*	Mediacom Communications Corp (Class A)	18
1,908		Meredith Corp	66
1,117		Morningstar, Inc	59
2,278		National CineMedia, Inc	45
6,290	*	New York Times Co (Class A)	62
119,248		News Corp (Class A)	1,736
542	*	Nexstar Broadcasting Group, Inc (Class A)	3
15,965		Omnicom Group, Inc	731
660		Outdoor Channel Holdings, Inc	5
859	*	Playboy Enterprises, Inc (Class B)	4
1,637		Primedia, Inc	7
602	*	Radio One, Inc	1
264	*	ReachLocal, Inc	5
4,340		Regal Entertainment Group (Class A)	51
475	*	Rentrak Corp	14
1,378		Scholastic Corp	41
4,730		Scripps Networks Interactive (Class A)	245
3,111		Sinclair Broadcast Group, Inc (Class A)	25
205,247	*	Sirius XM Radio, Inc	337
598	*	SuperMedia, Inc	5
19,243		Thomson Corp	717
18,464		Time Warner Cable, Inc	1,219
59,509		Time Warner, Inc	1,914
2,618	*	Valassis Communications, Inc	85
98		Value Line, Inc	1
31,637		Viacom, Inc (Class B)	1,253
16,977		Virgin Media, Inc	462
101,550		Walt Disney Co	3,809
2,602	*	Warner Music Group Corp	15
279		Washington Post Co (Class B)	123
225	*	Westwood One, Inc	2
1,281		World Wrestling Entertainment, Inc (Class A)	18

		TOTAL MEDIA	22,803

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
80,031		Abbott Laboratories	3,834
2,523	*	Accelrys, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,044	*	Acorda Therapeutics, Inc	$56
991	*	Affymax, Inc	7
4,200	*	Affymetrix, Inc	21
2,860	*	Akorn, Inc	17
1,600	*	Albany Molecular Research, Inc	9
4,735	*	Alexion Pharmaceuticals, Inc	381
2,038	*	Alexza Pharmaceuticals, Inc	3
5,209	*	Alkermes, Inc	64
15,837		Allergan, Inc	1,088
4,202	*	Allos Therapeutics, Inc	19
2,039	*	Alnylam Pharmaceuticals, Inc	20
1,109	*	AMAG Pharmaceuticals, Inc	20
49,631	*	Amgen, Inc	2,725
7,598	*	Amylin Pharmaceuticals, Inc	112
803	*	Ardea Biosciences, Inc	21
4,523	*	Arena Pharmaceuticals, Inc	8
5,377	*	Ariad Pharmaceuticals, Inc	27
2,036	*	Arqule, Inc	12
3,660	*	Array Biopharma, Inc	11
2,455	*	Auxilium Pharmaceuticals, Inc	52
3,528	*	AVANIR Pharmaceuticals, Inc	14
296	*	AVEO Pharmaceuticals, Inc	4
4,441	*	AVI BioPharma, Inc	9
1,205	*	BioCryst Pharmaceuticals, Inc	6
2,657	*	Biodel, Inc	5
12,462	*	Biogen Idec, Inc	836
5,472	*	BioMarin Pharmaceuticals, Inc	147
723	*	BioMimetic Therapeutics, Inc	9
1,030	*	Bio-Rad Laboratories, Inc (Class A)	107
3,493	*	Biosante Pharmaceuticals, Inc	6
215	*	Biospecifics Technologies Corp	6
1,108	*	Biotime, Inc	9
1,671	*	BMP Sunstone Corp	17
89,058		Bristol-Myers Squibb Co	2,358
3,825	*	Bruker BioSciences Corp	63
1,015	*	Cadence Pharmaceuticals, Inc	8
2,371	*	Caliper Life Sciences, Inc	15
1,815	*	Cambrex Corp	9
631	*	Caraco Pharmaceutical Laboratories Ltd	3
4,841	*	Celera Corp	30
24,230	*	Celgene Corp	1,433
1,638	*	Celldex Therapeutics, Inc	7
3,975	*	Cephalon, Inc	245
3,215	*	Cepheid, Inc	73
3,512	*	Charles River Laboratories International, Inc	125
1,640	*	Chelsea Therapeutics International, Inc	12
1,196	*	China Aoxing Pharmaceutical Co, Inc	3
643	*	Clinical Data, Inc	10
443	*	Codexis, Inc	5
2,926	*	Combinatorx, Inc	5
512	*	Compound partnering business	7
1,326	*	Corcept Therapeutics, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
318	*	Cornerstone Therapeutics, Inc	$2
3,457	*	Covance, Inc	178
3,370	*	Cubist Pharmaceuticals, Inc	72
673	*	Cumberland Pharmaceuticals, Inc	4
3,574	*	Curis, Inc	7
2,618	*	Cypress Bioscience, Inc	17
1,702	*	Cytokinetics, Inc	4
1,586	*	Cytori Therapeutics, Inc	8
5,546	*	Cytrx	6
7,690	*	Dendreon Corp	269
2,984	*	Depomed, Inc	19
911	*	Dionex Corp	108
3,494	*	Durect Corp	12
4,970	*	Dyax Corp	11
3,782	*	Dynavax Technologies Corp	12
53,111		Eli Lilly & Co	1,861
834	*	Emergent Biosolutions, Inc	20
6,095	*	Endo Pharmaceuticals Holdings, Inc	218
1,864	*	Enzo Biochem, Inc	10
2,632	*	Enzon Pharmaceuticals, Inc	32
2,888	*	eResearch Technology, Inc	21
959	*	Eurand NV	11
1,856	*	Exact Sciences Corp	11
5,381	*	Exelixis, Inc	44
14,874	*	Forest Laboratories, Inc	476
810	*	Genomic Health, Inc	17
13,957	*	Genzyme Corp	994
4,973	*	Geron Corp	26
43,374	*	Gilead Sciences, Inc	1,572
3,942	*	Halozyme Therapeutics, Inc	31
458	*	Hi-Tech Pharmacal Co, Inc	11
9,905	*	Human Genome Sciences, Inc	237
1,895	*	Idenix Pharmaceuticals, Inc	10
6,455	*	Illumina, Inc	409
3,568	*	Immunogen, Inc	33
3,543	*	Immunomedics, Inc	13
3,365	*	Impax Laboratories, Inc	68
4,807	*	Incyte Corp	80
1,026	*	Infinity Pharmaceuticals, Inc	6
2,480	*	Inhibitex, Inc	6
4,173	*	Inovio Biomedical Corp	5
3,118	*	Inspire Pharmaceuticals, Inc	26
2,107	*	InterMune, Inc	77
1,000	*	Ironwood Pharmaceuticals, Inc	10
5,202	*	Isis Pharmaceuticals, Inc	53
822	*	Jazz Pharmaceuticals, Inc	16
143,158		Johnson & Johnson	8,854
798	*	Kendle International, Inc	9
2,721	*	Keryx Biopharmaceuticals, Inc	12
13,101	*	King Pharmaceuticals, Inc	184
10,577	*	Lexicon Pharmaceuticals, Inc	15
9,357	*	Life Technologies Corp	519

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
925	*	Ligand Pharmaceuticals, Inc (Class B)	$8
2,138	*	Luminex Corp	39
2,990	*	MannKind Corp	24
716	*	MAP Pharmaceuticals, Inc	12
1,503	*	Martek Biosciences Corp	47
1,801		Maxygen, Inc	7
3,315	*	Medicines Co	47
3,195		Medicis Pharmaceutical Corp (Class A)	86
1,640	*	Medivation, Inc	25
162,190		Merck & Co, Inc	5,845
1,320	*	Metabolix, Inc	16
1,682	*	Mettler-Toledo International, Inc	254
4,244	*	Micromet, Inc	34
1,926	*	Momenta Pharmaceuticals, Inc	29
22,925	*	Mylan Laboratories, Inc	484
4,680	*	Myriad Genetics, Inc	107
2,384	*	Nabi Biopharmaceuticals	14
885	*	Nanosphere, Inc	4
4,982	*	Nektar Therapeutics	64
1,326	*	Neostem, Inc	2
2,269	*	Neuralstem, Inc	5
2,526	*	Neurocrine Biosciences, Inc	19
583	*	NeurogesX, Inc	4
4,336	*	Novavax, Inc	11
2,860	*	NPS Pharmaceuticals, Inc	23
1,040	*	Nymox Pharmaceutical Corp	7
1,070	*	Obagi Medical Products, Inc	12
946	*	Omeros Corp	8
3,387	*	Onyx Pharmaceuticals, Inc	125
4,791	*	Opko Health, Inc	18
1,463	*	Optimer Pharmaceuticals, Inc	17
1,180	*	Orexigen Therapeutics, Inc	10
807	*	Osiris Therapeutics, Inc	6
1,792		Pain Therapeutics, Inc	12
1,830	*	Par Pharmaceutical Cos, Inc	70
3,098	*	Parexel International Corp	66
5,363		PDL BioPharma, Inc	33
2,716	*	Peregrine Pharmaceuticals, Inc	6
6,229		PerkinElmer, Inc	161
4,287		Perrigo Co	272
418,583		Pfizer, Inc	7,329
5,577		Pharmaceutical Product Development, Inc	151
1,960	*	Pharmacyclics, Inc	12
1,544	*	Pharmasset, Inc	67
1,425	*	Pozen, Inc	9
1,419	*	Progenics Pharmaceuticals, Inc	8
1,799	*	Pure Bioscience	4
2,889	*	Questcor Pharmaceuticals, Inc	43
3,481	*	Regeneron Pharmaceuticals, Inc	114
2,722	*	Rigel Pharmaceuticals, Inc	20
3,014	*	Salix Pharmaceuticals Ltd	142
2,157	*	Sangamo Biosciences, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,882	*	Santarus, Inc	$9
3,562	*	Savient Pharmaceuticals, Inc	40
1,987	*	Sciclone Pharmaceuticals, Inc	8
4,403	*	Seattle Genetics, Inc	66
3,166	*	Sequenom, Inc	25
1,470	*	SIGA Technologies, Inc	21
1,557	*	Somaxon Pharmaceuticals, Inc	5
2,652	*	Spectrum Pharmaceuticals, Inc	18
5,802	*	StemCells, Inc	6
620	*	Sucampo Pharmaceuticals, Inc (Class A)	2
2,656	*	SuperGen, Inc	7
1,092	*	Synta Pharmaceuticals Corp	7
2,707	*	Talecris Biotherapeutics Holdings Corp	63
1,257	*	Targacept, Inc	33
1,900		Techne Corp	125
3,298	*	Theravance, Inc	83
21,365	*	Thermo Electron Corp	1,183
2,600	*	United Therapeutics Corp	164
1,501	*	Vanda Pharmaceuticals, Inc	14
10,747	*	Vertex Pharmaceuticals, Inc	376
3,055	*	Vical, Inc	6
4,346	*	Viropharma, Inc	75
4,243	*	Vivus, Inc	40
4,381		Warner Chilcott plc	99
4,917	*	Waters Corp	382
5,632	*	Watson Pharmaceuticals, Inc	291
1,508	*	Xenoport, Inc	13
2,004	*	ZIOPHARM Oncology, Inc	9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	49,961

REAL ESTATE - 2.6%
2,117		Acadia Realty Trust	39
505		Agree Realty Corp	13
83		Alexander’s, Inc	34
2,762		Alexandria Real Estate Equities, Inc	202
8,886		AMB Property Corp	282
3,566		American Campus Communities, Inc	113
2,821		American Capital Agency Corp	81
32,197		Annaly Mortgage Management, Inc	577
6,519		Anworth Mortgage Asset Corp	46
6,369		Apartment Investment & Management Co (Class A)	165
575		Apollo Commercial Real Estate Finance, Inc	9
2,185	*	Ashford Hospitality Trust, Inc	21
1,671		Associated Estates Realty Corp	26
4,387		AvalonBay Communities, Inc	494
454	*	Avatar Holdings, Inc	9
7,185		BioMed Realty Trust, Inc	134
7,352		Boston Properties, Inc	633
7,051		Brandywine Realty Trust	82
3,344		BRE Properties, Inc (Class A)	146
3,481		Camden Property Trust	188
1,900		Campus Crest Communities, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,642		Capital Lease Funding, Inc	$15
3,219		Capstead Mortgage Corp	41
15,013	*	CB Richard Ellis Group, Inc (Class A)	307
7,851		CBL & Associates Properties, Inc	137
2,712		Cedar Shopping Centers, Inc	17
464		Chatham Lodging Trust	8
400		Chesapeake Lodging Trust	8
48,252		Chimera Investment Corp	198
2,241		Cogdell Spencer, Inc	13
3,686		Colonial Properties Trust	67
772		Colony Financial, Inc	15
378		Consolidated-Tomoka Land Co	11
800		Coresite Realty	11
3,120		Corporate Office Properties Trust	109
4,773		Cousins Properties, Inc	40
696		CreXus Investment Corp	9
1,400		Cypress Sharpridge Investments, Inc	18
10,500		DCT Industrial Trust, Inc	56
11,153		Developers Diversified Realty Corp	157
8,158		DiamondRock Hospitality Co	98
4,296		Digital Realty Trust, Inc	221
6,476		Douglas Emmett, Inc	108
13,061		Duke Realty Corp	163
2,172		DuPont Fabros Technology, Inc	46
673		Dynex Capital, Inc	7
1,377		EastGroup Properties, Inc	58
1,200		Education Realty Trust, Inc	9
2,472		Entertainment Properties Trust	114
1,377		Equity Lifestyle Properties, Inc	77
2,074		Equity One, Inc	38
14,683		Equity Residential	763
1,592		Essex Property Trust, Inc	182
803		Excel Trust, Inc	10
4,748		Extra Space Storage, Inc	83
3,245		Federal Realty Investment Trust	253
3,926	*	FelCor Lodging Trust, Inc	28
2,899	*	First Industrial Realty Trust, Inc	25
1,470		First Potomac Realty Trust	25
6,441	*	Forest City Enterprises, Inc (Class A)	108
2,159	*	Forestar Real Estate Group, Inc	42
3,639		Franklin Street Properties Corp	52
20,050	b	General Growth Properties, Inc	310
1,193		Getty Realty Corp	37
498		Gladstone Commercial Corp	9
4,360		Glimcher Realty Trust	37
1,600		Government Properties Income Trust	43
2,160		Hatteras Financial Corp	65
15,549		HCP, Inc	572
6,761		Health Care REIT, Inc	322
3,212		Healthcare Realty Trust, Inc	68
5,883		Hersha Hospitality Trust	39
3,786		Highwoods Properties, Inc	121

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,096		Home Properties, Inc	$116
6,635		Hospitality Properties Trust	153
34,558		Host Marriott Corp	618
1,283	*	Howard Hughes Corp	70
3,368		HRPT Properties Trust	86
4,699		Inland Real Estate Corp	41
1,363		Invesco Mortgage Capital, Inc	30
3,940		Investors Real Estate Trust	35
5,389	*	iStar Financial, Inc	42
2,219		Jones Lang LaSalle, Inc	186
484	*	Kennedy-Wilson Holdings, Inc	5
2,878		Kilroy Realty Corp	105
21,105		Kimco Realty Corp	381
2,891		Kite Realty Group Trust	16
3,698		LaSalle Hotel Properties	98
5,143		Lexington Corporate Properties Trust	41
5,687		Liberty Property Trust	182
1,314		LTC Properties, Inc	37
6,802		Macerich Co	322
4,206		Mack-Cali Realty Corp	139
2,548	*	Maguire Properties, Inc	7
6,789		Medical Properties Trust, Inc	74
14,787		MFA Mortgage Investments, Inc	121
1,597		Mid-America Apartment Communities, Inc	101
1,230		Mission West Properties, Inc	8
2,597		Monmouth Real Estate Investment Corp (Class A)	22
1,400		National Health Investors, Inc	63
4,549		National Retail Properties, Inc	121
5,757		Nationwide Health Properties, Inc	209
3,315	*	Newcastle Investment Corp	22
3,670		NorthStar Realty Finance Corp	17
2,098		NRDC Acquisition Corp	21
4,423		Omega Healthcare Investors, Inc	99
946		Parkway Properties, Inc	17
900		Pebblebrook Hotel Trust	18
2,924		Pennsylvania Real Estate Investment Trust	43
900		Pennymac Mortgage Investment Trust	16
2,500		Piedmont Office Realty Trust, Inc	50
8,617		Plum Creek Timber Co, Inc	323
2,677		Post Properties, Inc	97
2,094		Potlatch Corp	68
30,073		Prologis	434
903		PS Business Parks, Inc	50
7,314		Public Storage, Inc	742
3,865	*	RAIT Investment Trust	9
992		Ramco-Gershenson Properties	12
4,243		Rayonier, Inc	223
5,513		Realty Income Corp	189
4,253		Redwood Trust, Inc	64
4,430		Regency Centers Corp	187
1,355		Resource Capital Corp	10
758		Sabra Healthcare REIT, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
330		Saul Centers, Inc	$16
6,554		Senior Housing Properties Trust	144
15,351		Simon Property Group, Inc	1,527
4,148		SL Green Realty Corp	280
1,302		Sovran Self Storage, Inc	48
4,644	*	St. Joe Co	101
2,060		Starwood Property Trust, Inc	44
7,422	*	Strategic Hotels & Resorts, Inc	39
1,069		Sun Communities, Inc	36
5,186	*	Sunstone Hotel Investors, Inc	54
2,138		Tanger Factory Outlet Centers, Inc	109
2,937		Taubman Centers, Inc	148
779	*	Tejon Ranch Co	21
400	*	Terreno Realty Corp	7
1,795	*	Thomas Properties Group, Inc	8
1,357		Two Harbors Investment Corp	13
9,785		UDR, Inc	230
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	40
1,407		Urstadt Biddle Properties, Inc (Class A)	27
4,966		U-Store-It Trust	47
8,296		Ventas, Inc	435
8,538		Vornado Realty Trust	712
1,139		Walter Investment Management Corp	20
3,217		Washington Real Estate Investment Trust	100
5,688		Weingarten Realty Investors	135
27,322		Weyerhaeuser Co	517
965		Winthrop Realty Trust	12

		TOTAL REAL ESTATE	19,720

RETAILING - 3.8%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	3
2,441	*	99 Cents Only Stores	39
4,665		Abercrombie & Fitch Co (Class A)	269
4,458		Advance Auto Parts, Inc	295
4,938	*	Aeropostale, Inc	122
18,133	*	Amazon.com, Inc	3,264
10,078		American Eagle Outfitters, Inc	147
580	*	America’s Car-Mart, Inc	16
3,106	*	AnnTaylor Stores Corp	85
1,889	*	Asbury Automotive Group, Inc	35
1,206	*	Audiovox Corp (Class A)	10
3,354	*	Autonation, Inc	95
1,372	*	Autozone, Inc	374
2,049		Barnes & Noble, Inc	29
1,533		Bebe Stores, Inc	9
13,527	*	Bed Bath & Beyond, Inc	665
16,867		Best Buy Co, Inc	578
1,412		Big 5 Sporting Goods Corp	22
3,752	*	Big Lots, Inc	114
672	*	Blue Nile, Inc	38
447	*	Bon-Ton Stores, Inc/the	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
3,769	*	Borders Group, Inc	$3
2,300		Brown Shoe Co, Inc	32
1,313		Buckle, Inc	50
968	*	Build-A-Bear Workshop, Inc	7
2,068	*	Cabela’s, Inc	45
11,825	*	Carmax, Inc	377
2,260	*	Casual Male Retail Group, Inc	11
966		Cato Corp (Class A)	26
6,044	*	Charming Shoppes, Inc	21
9,528		Chico’s FAS, Inc	115
1,448	*	Children’s Place Retail Stores, Inc	72
2,493		Christopher & Banks Corp	15
836	*	Citi Trends, Inc	21
1,463	*	Coldwater Creek, Inc	5
3,407	*	Collective Brands, Inc	72
679	*	Conn’s, Inc	3
638	*	Core-Mark Holding Co, Inc	23
238	*	Destination Maternity Corp	9
4,676	*	Dick’s Sporting Goods, Inc	175
2,499		Dillard’s, Inc (Class A)	95
3,558	*	Dollar General Corp	109
6,443	*	Dollar Tree, Inc	361
3,225	*	Dress Barn, Inc	85
5,097	*	Drugstore.Com	11
752	*	DSW, Inc (Class A)	29
10,799		Expedia, Inc	271
820		Express Parent LLC	15
6,908		Family Dollar Stores, Inc	343
2,617		Finish Line, Inc (Class A)	45
8,270		Foot Locker, Inc	162
2,092		Fred’s, Inc (Class A)	29
1,016		Gaiam, Inc (Class A)	8
8,074	*	GameStop Corp (Class A)	185
21,944		Gap, Inc	486
1,281	*	Genesco, Inc	48
8,099		Genuine Parts Co	416
1,288		Group 1 Automotive, Inc	54
3,453		Guess ?, Inc	163
1,232		Haverty Furniture Cos, Inc	16
750	*	hhgregg, Inc	16
1,477	*	Hibbett Sports, Inc	55
87,753		Home Depot, Inc	3,077
2,222		Hot Topic, Inc	14
2,163	*	HSN, Inc	66
2,770	*	J Crew Group, Inc	119
12,035		JC Penney Co, Inc	389
1,448	*	Jo-Ann Stores, Inc	87
1,456	*	JOS A Bank Clothiers, Inc	59
891	*	Kirkland’s, Inc	12
15,774	*	Kohl’s Corp	857
30,591	*	Liberty Media Holding Corp (Interactive A)	483
14,121		Limited Brands, Inc	434

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
832		Lithia Motors, Inc (Class A)	$12
7,568	*	LKQ Corp	172
75,271		Lowe’s Cos, Inc	1,888
1,022	*	Lumber Liquidators, Inc	25
22,317		Macy’s, Inc	565
1,129	*	MarineMax, Inc	11
2,734		Men’s Wearhouse, Inc	68
1,073	*	Midas, Inc	9
1,145		Monro Muffler, Inc	40
2,109	*	NetFlix, Inc	371
888	*	New York & Co, Inc	4
8,842		Nordstrom, Inc	375
1,665		Nutri/System, Inc	35
14,528	*	Office Depot, Inc	78
4,293	*	OfficeMax, Inc	76
1,309	*	Orbitz Worldwide, Inc	7
7,296	*	O’Reilly Automotive, Inc	441
840	*	Overstock.com, Inc	14
4,283	*	Pacific Sunwear Of California, Inc	23
2,259	*	Penske Auto Group, Inc	39
2,583		PEP Boys - Manny Moe & Jack	35
1,182		PetMed Express, Inc	21
6,307		Petsmart, Inc	251
4,570	*	Pier 1 Imports, Inc	48
2,481	*	Priceline.com, Inc	991
5,844		RadioShack Corp	108
3,420		Rent-A-Center, Inc	110
1,292	*	Retail Ventures, Inc	21
6,266		Ross Stores, Inc	396
769	*	Rue21, Inc	23
7,006	*	Saks, Inc	75
5,024	*	Sally Beauty Holdings, Inc	73
2,401	*	Sears Holdings Corp	177
2,905	*	Select Comfort Corp	27
517	*	Shoe Carnival, Inc	14
1,417	*	Shutterfly, Inc	50
4,531	*	Signet Jewelers Ltd	197
1,621		Sonic Automotive, Inc (Class A)	21
2,128		Stage Stores, Inc	37
37,601		Staples, Inc	856
1,440		Stein Mart, Inc	13
461		Systemax, Inc	6
3,723	*	Talbots, Inc	32
38,138		Target Corp	2,293
6,687		Tiffany & Co	416
21,321		TJX Companies, Inc	946
3,772		Tractor Supply Co	183
1,789	*	Tuesday Morning Corp	9
1,563	*	Ulta Salon Cosmetics & Fragrance, Inc	53
6,441	*	Urban Outfitters, Inc	231
658	*	US Auto Parts Network, Inc	6
767	*	Vitacost.com, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
731	*	Vitamin Shoppe, Inc	$25
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	19
5,095		Williams-Sonoma, Inc	182
133		Winmark Corp	4
933	*	Zumiez, Inc	25

		TOTAL RETAILING	28,134

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
2,343	*	Advanced Analogic Technologies, Inc	9
1,919	*	Advanced Energy Industries, Inc	26
31,257	*	Advanced Micro Devices, Inc	256
15,906		Altera Corp	566
4,798	*	Amkor Technology, Inc	35
3,097	*	Anadigics, Inc	21
15,258		Analog Devices, Inc	575
69,234		Applied Materials, Inc	973
3,650	*	Applied Micro Circuits Corp	39
3,697	*	Atheros Communications, Inc	133
24,398	*	Atmel Corp	301
1,909	*	ATMI, Inc	38
5,604		Avago Technologies Ltd	160
5,359	*	Axcelis Technologies, Inc	19
1,469	*	AXT, Inc	15
25,638		Broadcom Corp (Class A)	1,117
3,756	*	Brooks Automation, Inc	34
949	*	Cabot Microelectronics Corp	39
2,348	*	Cavium Networks, Inc	88
1,230	*	Ceva, Inc	25
3,065	*	Cirrus Logic, Inc	49
1,302		Cohu, Inc	22
4,201	*	Conexant Systems, Inc	7
5,686	*	Cree, Inc	375
1,601	*	Cymer, Inc	72
8,640	*	Cypress Semiconductor Corp	161
1,921	*	Diodes, Inc	52
1,657	*	DSP Group, Inc	13
2,523	*	Energy Conversion Devices, Inc	12
6,714	*	Entegris, Inc	50
1,870	*	Entropic Communications, Inc	23
10,461	*	Evergreen Solar, Inc	6
2,444	*	Exar Corp	17
6,623	*	Fairchild Semiconductor International, Inc	103
2,013	*	FEI Co	53
2,813	*	First Solar, Inc	366
2,618	*	Formfactor, Inc	23
1,543	*	FSI International, Inc	7
1,030	*	GSI Technology, Inc	8
3,104	*	GT Solar International, Inc	28
1,231	*	Hittite Microwave Corp	75
9,197	*	Integrated Device Technology, Inc	61
1,216	*	Integrated Silicon Solution, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
288,700		Intel Corp	$6,071
3,731	*	International Rectifier Corp	111
6,580		Intersil Corp (Class A)	100
1,636	*	IXYS Corp	19
8,993		Kla-Tencor Corp	348
4,206	*	Kopin Corp	18
3,600	*	Kulicke & Soffa Industries, Inc	26
6,691	*	Lam Research Corp	346
4,295	*	Lattice Semiconductor Corp	26
11,853		Linear Technology Corp	410
34,577	*	LSI Logic Corp	207
2,408	*	LTX-Credence Corp	18
27,864	*	Marvell Technology Group Ltd	517
2,681	*	Mattson Technology, Inc	8
15,997		Maxim Integrated Products, Inc	378
383	*	MaxLinear, Inc	4
12,002	*	MEMC Electronic Materials, Inc	135
2,455		Micrel, Inc	32
9,747		Microchip Technology, Inc	333
45,214	*	Micron Technology, Inc	363
4,543	*	Microsemi Corp	104
1,664	*	Mindspeed Technologies, Inc	10
2,847	*	MIPS Technologies, Inc	43
2,658	*	MKS Instruments, Inc	65
1,783	*	Monolithic Power Systems, Inc	29
1,391	*	MoSys, Inc	8
753	*	Nanometrics, Inc	10
12,329		National Semiconductor Corp	170
3,270	*	Netlogic Microsystems, Inc	103
4,931	*	Novellus Systems, Inc	159
265	*	NVE Corp	15
30,239	*	Nvidia Corp	466
2,767	*	Omnivision Technologies, Inc	82
22,681	*	ON Semiconductor Corp	224
1,181	*	PDF Solutions, Inc	6
1,447	*	Pericom Semiconductor Corp	16
2,260	*	Photronics, Inc	13
1,628	*	PLX Technology, Inc	6
11,786	*	PMC - Sierra, Inc	101
1,292		Power Integrations, Inc	52
5,683	*	Rambus, Inc	116
11,874	*	RF Micro Devices, Inc	87
782	*	Rubicon Technology, Inc	16
1,464	*	Rudolph Technologies, Inc	12
3,192	*	Semtech Corp	72
1,525	*	Sigma Designs, Inc	22
1,816	*	Silicon Image, Inc	13
2,178	*	Silicon Laboratories, Inc	100
9,357	*	Skyworks Solutions, Inc	268
684	*	Spansion, Inc	14
1,279	*	Standard Microsystems Corp	37
5,134	*	Sunpower Corp (Class A)	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
145	*	Supertex, Inc	$4
9,702	*	Teradyne, Inc	136
2,769	*	Tessera Technologies, Inc	61
63,777		Texas Instruments, Inc	2,073
3,408	*	Trident Microsystems, Inc	6
8,183	*	Triquint Semiconductor, Inc	96
928	*	Ultra Clean Holdings	9
1,279	*	Ultratech, Inc	25
3,936	*	Varian Semiconductor Equipment Associates, Inc	146
2,021	*	Veeco Instruments, Inc	87
1,235	*	Volterra Semiconductor Corp	29
13,353		Xilinx, Inc	387
2,706	*	Zoran Corp	24

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,120

SOFTWARE & SERVICES - 8.7%
31,867		Accenture plc	1,545
1,790	*	ACI Worldwide, Inc	48
27,440		Activision Blizzard, Inc	341
2,448	*	Actuate Corp	14
3,603	*	Acxiom Corp	62
27,474	*	Adobe Systems, Inc	846
828	*	Advent Software, Inc	48
9,598	*	Akamai Technologies, Inc	452
2,824	*	Alliance Data Systems Corp	201
10,563	*	Amdocs Ltd	290
764		American Software, Inc (Class A)	5
984	*	Ancestry.com, Inc	28
4,800	*	Ansys, Inc	250
5,639	*	AOL, Inc	134
641	*	Archipelago Learning, Inc	6
4,732	*	Ariba, Inc	111
8,269	*	Art Technology Group, Inc	49
2,922	*	Aspen Technology, Inc	37
12,113	*	Autodesk, Inc	463
25,866		Automatic Data Processing, Inc	1,197
2,369		Blackbaud, Inc	61
1,799	*	Blackboard, Inc	74
9,318	*	BMC Software, Inc	439
1,263	*	Bottomline Technologies, Inc	27
6,511		Broadridge Financial Solutions, Inc	143
19,920		CA, Inc	487
1,556	*	CACI International, Inc (Class A)	83
14,290	*	Cadence Design Systems, Inc	118
398		Cass Information Systems, Inc	15
1,544	*,b	CDC Corp	5
3,700	*	Ciber, Inc	17
9,820	*	Citrix Systems, Inc	672
15,586	*	Cognizant Technology Solutions Corp (Class A)	1,142
2,159	*	Commvault Systems, Inc	62
8,102		Computer Sciences Corp	402
760	*	Computer Task Group, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
12,190	*	Compuware Corp	$142
1,080	*	comScore, Inc	24
2,129	*	Concur Technologies, Inc	111
1,503	*	Constant Contact, Inc	47
5,243	*	Convergys Corp	69
1,795	*	CSG Systems International, Inc	34
2,053	*	DealerTrack Holdings, Inc	41
1,002	*	Deltek, Inc	7
1,204	*	DemandTec, Inc	13
718	*	Dice Holdings, Inc	10
2,231	*	Digital River, Inc	77
335	*	DMRC Corp	10
1,703		DST Systems, Inc	76
5,728		Earthlink, Inc	49
59,956	*	eBay, Inc	1,669
1,270	*	Ebix, Inc	30
539	*	Echo Global Logistics, Inc	6
17,431	*	Electronic Arts, Inc	286
2,873	*	Epicor Software Corp	29
1,155		EPIQ Systems, Inc	16
206	*	ePlus, Inc	5
2,338	*	Equinix, Inc	190
2,804	*	Euronet Worldwide, Inc	49
863	*	ExlService Holdings, Inc	19
2,331		Factset Research Systems, Inc	219
2,412		Fair Isaac Corp	56
2,479	*	FalconStor Software, Inc	8
13,836		Fidelity National Information Services, Inc	379
5,526		First American Corp	102
7,944	*	Fiserv, Inc	465
901		Forrester Research, Inc	32
1,772	*	Fortinet, Inc	57
3,857	*	Gartner, Inc	128
3,642	*	Genpact Ltd	55
2,712	*	Global Cash Access, Inc	9
4,128		Global Payments, Inc	191
12,646	*	Google, Inc (Class A)	7,511
3,274	*	GSI Commerce, Inc	76
680	*	Guidance Software, Inc	5
1,547	*	Hackett Group, Inc	5
1,893		Heartland Payment Systems, Inc	29
4,273	*	IAC/InterActiveCorp	123
1,449		iGate Corp	29
4,859	*	Informatica Corp	214
2,218	*	Infospace, Inc	18
1,116	*	Integral Systems, Inc	11
803	*	Interactive Intelligence, Inc	21
3,256	*	Internap Network Services Corp	20
66,569		International Business Machines Corp	9,770
1,945	*	Internet Capital Group, Inc	28
14,426	*	Intuit, Inc	711
2,389	*	j2 Global Communications, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,506		Jack Henry & Associates, Inc	$131
2,111	*	JDA Software Group, Inc	59
1,328	*	Kenexa Corp	29
941		Keynote Systems, Inc	14
1,053	*	KIT Digital, Inc	17
1,667	*	Knot, Inc	16
7,345	*	Lawson Software, Inc	68
5,016		Lender Processing Services, Inc	148
2,000	*	Limelight Networks, Inc	12
3,304	*	Lionbridge Technologies	12
767	*	Liquidity Services, Inc	11
2,334	*	Liveperson, Inc	26
885	*	Local.com Corp	6
787	*	LogMeIn, Inc	35
1,663	*	LoopNet, Inc	18
2,510	*	Magma Design Automation, Inc	13
1,259	*	Manhattan Associates, Inc	38
1,171	*	Mantech International Corp (Class A)	48
1,311		Marchex, Inc (Class B)	13
5,094		Mastercard, Inc (Class A)	1,142
683		MAXIMUS, Inc	45
7,921	*	McAfee, Inc	367
5,422	*	Mentor Graphics Corp	65
4,246	*	Micros Systems, Inc	186
398,645		Microsoft Corp	11,130
425	*	MicroStrategy, Inc (Class A)	36
2,352	*	ModusLink Global Solutions, Inc	16
4,696	*	MoneyGram International, Inc	13
866	*	Monotype Imaging Holdings, Inc	10
6,677	*	Monster Worldwide, Inc	158
8,584	*	Move, Inc	22
390	*	NCI, Inc (Class A)	9
1,792	*	Netscout Systems, Inc	41
965	*	NetSuite, Inc	24
3,899	*	NeuStar, Inc (Class A)	102
2,722		NIC, Inc	26
18,440	*	Novell, Inc	109
12,038	*	Nuance Communications, Inc	219
1,415	*	Online Resources Corp	7
834	*	OpenTable, Inc	59
4,315	*	Openwave Systems, Inc	9
721		Opnet Technologies, Inc	19
197,646		Oracle Corp	6,186
6,195	*	Parametric Technology Corp	140
16,548		Paychex, Inc	511
792		Pegasystems, Inc	29
1,789	*	Perficient, Inc	22
2,287	*	Progress Software Corp	97
774	*	PROS Holdings, Inc	9
400	*	QAD, Inc (Class A)	4
100	*	QAD, Inc (Class B)	1
500	*	QLIK Technologies, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,811	*	Quest Software, Inc	$78
556	*	QuinStreet, Inc	11
5,131	*	Rackspace Hosting, Inc	161
1,505	*	Radiant Systems, Inc	30
400	*	RealD, Inc	10
4,340	*	RealNetworks, Inc	18
700	*	RealPage, Inc	22
9,980	*	Red Hat, Inc	456
781		Renaissance Learning, Inc	9
1,137	*	RightNow Technologies, Inc	27
560	*	Rosetta Stone, Inc	12
5,451	*	Rovi Corp	338
2,512	*	S1 Corp	17
1,356	*	Saba Software, Inc	8
15,837	*	SAIC, Inc	251
5,932	*	Salesforce.com, Inc	783
5,190		Sapient Corp	63
1,951	*	SAVVIS, Inc	50
1,583	*	Smith Micro Software, Inc	25
1,831	*	SolarWinds, Inc	35
3,691		Solera Holdings, Inc	189
1,944	*	Sonic Solutions, Inc	29
1,445	*	Sourcefire, Inc	38
262	*	SPS Commerce, Inc	4
2,391	*	SRA International, Inc (Class A)	49
470	*	SRS Labs, Inc	4
620	*	SS&C Technologies Holdings, Inc	13
1,120		Stamps.com, Inc	15
3,339	*	SuccessFactors, Inc	97
2,697	*	SupportSoft, Inc	17
41,085	*	Symantec Corp	688
1,133	*	Synchronoss Technologies, Inc	30
7,479	*	Synopsys, Inc	201
744		Syntel, Inc	36
800	*	TA Indigo Holding Corp	15
3,743	*	Take-Two Interactive Software, Inc	46
2,022	*	Taleo Corp (Class A)	56
598	*	TechTarget, Inc	5
1,946	*	TeleCommunication Systems, Inc (Class A)	9
435	*	TeleNav, Inc	3
1,647	*	TeleTech Holdings, Inc	34
8,824	*	Teradata Corp	363
3,069	*	Terremark Worldwide, Inc	40
3,557	*	THQ, Inc	22
8,757	*	TIBCO Software, Inc	173
720	*	Tier Technologies, Inc	4
5,735	*	TiVo, Inc	50
1,534	*	TNS, Inc	32
8,838		Total System Services, Inc	136
285	*	Travelzoo, Inc	12
1,686	*	Tyler Technologies, Inc	35
1,323	*	Ultimate Software Group, Inc	64

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,353	*	Unisys Corp	$61
4,557		United Online, Inc	30
4,321	*	Valueclick, Inc	69
1,577	*	Vasco Data Security International	13
4,529	*	VeriFone Holdings, Inc	175
9,553		VeriSign, Inc	312
1,636		VirnetX Holding Corp	24
620	*	Virtusa Corp	10
24,373		Visa, Inc (Class A)	1,715
2,222	*	VistaPrint Ltd	102
3,882	*	VMware, Inc (Class A)	345
792	*	Vocus, Inc	22
4,167	*	Wave Systems Corp	16
2,836	*	WebMD Health Corp (Class A)	145
2,294	*	Websense, Inc	47
34,524		Western Union Co	641
2,073	*	Wright Express Corp	95
67,318	*	Yahoo!, Inc	1,119
3,311	*	Zix Corp	14

		TOTAL SOFTWARE & SERVICES	64,640

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
2,308	*	Acme Packet, Inc	123
3,005		Adtran, Inc	109
1,334	*	Agilysys, Inc	7
8,883		Amphenol Corp (Class A)	469
1,061	*	Anaren, Inc	22
1,540		Anixter International, Inc	92
47,323	*	Apple, Inc	15,264
6,732	*	Arris Group, Inc	76
6,511	*	Arrow Electronics, Inc	223
3,865	*	Aruba Networks, Inc	81
1,355	*	Avid Technology, Inc	24
8,026	*	Avnet, Inc	265
2,526		AVX Corp	39
674		Bel Fuse, Inc (Class B)	16
3,344	*	Benchmark Electronics, Inc	61
1,630	*	BigBand Networks, Inc	5
973		Black Box Corp	37
2,165	*	Blue Coat Systems, Inc	65
1,815	*	Bookham, Inc	24
3,698	*	Brightpoint, Inc	32
22,509	*	Brocade Communications Systems, Inc	119
2,102	*	Checkpoint Systems, Inc	43
4,899	*	Ciena Corp	103
296,554	*	Cisco Systems, Inc	5,999
2,207		Cognex Corp	65
1,347	*	Coherent, Inc	61
4,687	*	CommScope, Inc	146
869	*	Compellent Technologies, Inc	24
1,497		Comtech Telecommunications Corp	42
1,314	*	Comverge, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
81,419		Corning, Inc	$1,573
457	*	CPI International, Inc	9
1,943	*	Cray, Inc	14
1,799		CTS Corp	20
2,087		Daktronics, Inc	33
591		DDi Corp	7
88,619	*	Dell, Inc	1,201
1,322	*	DG FastChannel, Inc	38
3,499		Diebold, Inc	112
1,490	*	Digi International, Inc	17
2,836	*	Dolby Laboratories, Inc (Class A)	189
1,039	*	DTS, Inc	51
1,837	*	Echelon Corp	19
1,973	*	EchoStar Corp (Class A)	49
1,000		Electro Rent Corp	16
1,450	*	Electro Scientific Industries, Inc	23
3,012	*	Electronics for Imaging, Inc	43
106,456	*	EMC Corp	2,438
956	*	EMS Technologies, Inc	19
3,637	*	Emulex Corp	42
6,147	*	Extreme Networks, Inc	19
4,236	*	F5 Networks, Inc	551
600	*	Fabrinet	13
910	*	FARO Technologies, Inc	30
3,991	*	Finisar Corp	119
8,113	*	Flir Systems, Inc	241
1,221	*	Gerber Scientific, Inc	10
1,197	*	Globecomm Systems, Inc	12
5,307	*	Harmonic, Inc	45
6,866		Harris Corp	311
3,340	*	Harris Stratex Networks, Inc (Class A)	17
121,656		Hewlett-Packard Co	5,122
396	*	Hughes Communications, Inc	16
218	*	Hutchinson Technology, Inc	1
2,391	*	Hypercom Corp	20
1,552	*	Imation Corp	16
1,615	*	Immersion Corp	11
4,051	*	Infinera Corp	42
7,896	*	Ingram Micro, Inc (Class A)	151
2,496	*	Insight Enterprises, Inc	33
2,201	*	InterDigital, Inc	92
2,592	*	Intermec, Inc	33
1,163	*	Intevac, Inc	16
1,382	*	IPG Photonics Corp	44
2,131	*	Itron, Inc	118
1,708	*	Ixia	29
9,514		Jabil Circuit, Inc	191
11,409	*	JDS Uniphase Corp	165
27,130	*	Juniper Networks, Inc	1,002
758	*	KVH Industries, Inc	9
4,064	*	L-1 Identity Solutions, Inc	48
4,153	*	Lexmark International, Inc (Class A)	145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,154		Littelfuse, Inc	$54
522	*	Loral Space & Communications, Inc	40
1,385	*	Maxwell Technologies, Inc	26
742	*	Measurement Specialties, Inc	22
1,540	*	Mercury Computer Systems, Inc	28
288	*	Meru Networks, Inc	4
2,035		Methode Electronics, Inc	26
4,736	*	Microvision, Inc	9
7,107		Molex, Inc	161
120,940	*	Motorola, Inc	1,097
860		MTS Systems Corp	32
555	*	Multi-Fineline Electronix, Inc	15
3,061		National Instruments Corp	115
8,531	*	NCR Corp	131
17,904	*	NetApp, Inc	984
1,861	*	Netgear, Inc	63
2,003	*	Network Engines, Inc	3
1,690	*	Network Equipment Technologies, Inc	8
2,159	*	Newport Corp	37
1,922	*	Novatel Wireless, Inc	18
690	*	Occam Networks, Inc	6
1,210	*	Oplink Communications, Inc	22
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	32
1,164		Park Electrochemical Corp	35
143	*	PC Connection, Inc	1
1,245	*	PC-Tel, Inc	7
2,609		Plantronics, Inc	97
2,133	*	Plexus Corp	66
4,570	*	Polycom, Inc	178
3,047	*	Power-One, Inc	31
7,309	*	Powerwave Technologies, Inc	19
1,511	*	Presstek, Inc	3
5,897	*	QLogic Corp	100
85,072		Qualcomm, Inc	4,210
5,115	*	Quantum Corp	19
1,782	*	Rackable Systems, Inc	16
1,200	*	Radisys Corp	11
717		Richardson Electronics Ltd	8
630	*	Rimage Corp	9
6,574	*	Riverbed Technology, Inc	231
1,683	*	Rofin-Sinar Technologies, Inc	60
1,014	*	Rogers Corp	39
11,904	*	SanDisk Corp	593
4,084	*	Sanmina-SCI Corp	47
1,430	*	Scansource, Inc	46
1,446	*	Seachange International, Inc	12
25,765	*	Seagate Technology, Inc	387
2,605	*	ShoreTel, Inc	20
3,071	*	Smart Modular Technologies WWH, Inc	18
11,025	*	Sonus Networks, Inc	29
663	*	Spectrum Control, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
2,145	*	STEC, Inc	$38
954	*	Stratasys, Inc	31
1,355	*	Super Micro Computer, Inc	16
1,033		Sycamore Networks, Inc	21
2,360	*	Symmetricom, Inc	17
1,797	*	Synaptics, Inc	53
1,111	*	SYNNEX Corp	35
2,288	*	Tech Data Corp	101
2,804		Technitrol, Inc	15
3,400	*	Tekelec	41
20,396		Tellabs, Inc	138
161		Tessco Technologies, Inc	3
6,411	*	Trimble Navigation Ltd	256
4,098	*	TTM Technologies, Inc	61
1,466	*	Universal Display Corp	45
6,631	*	Utstarcom, Inc	14
1,758	*	Viasat, Inc	78
128	*	Viasystems Group, Inc	3
9,163	*	Vishay Intertechnology, Inc	134
654	*	Vishay Precision Group, Inc	12
11,793	*	Western Digital Corp	400
71,641		Xerox Corp	825
1,720	*	X-Rite, Inc	8
1,580	*	Xyratex Ltd	26
2,804	*	Zebra Technologies Corp (Class A)	107
1,176	*	Zygo Corp	14

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	49,959

TELECOMMUNICATION SERVICES - 2.8%
1,004		AboveNet, Inc	59
2,394		Alaska Communications Systems Group, Inc	26
20,971	*	American Tower Corp (Class A)	1,083
306,700		AT&T, Inc	9,011
490		Atlantic Tele-Network, Inc	19
662	*	Cbeyond Communications, Inc	10
15,887		CenturyTel, Inc	733
7,818	*	Cincinnati Bell, Inc	22
7,934	*	Clearwire Corp (Class A)	41
2,389	*	Cogent Communications Group, Inc	34
1,438		Consolidated Communications Holdings, Inc	28
14,997	*	Crown Castle International Corp	657
1,988	*	FiberTower Corp	9
52,428		Frontier Communications Corp	510
1,718	*	General Communication, Inc (Class A)	22
2,003	*	Global Crossing Ltd	26
3,822	*	Globalstar, Inc	5
5,063	*	ICO Global Communications Holdings Ltd (Class A)	8
400		IDT Corp (Class B)	10
1,786	*	Iridium Communications, Inc	15
3,287	*	Leap Wireless International, Inc	40
87,859	*	Level 3 Communications, Inc	86
13,163	*	MetroPCS Communications, Inc	166

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,061	*	Neutral Tandem, Inc	$15
8,839	*	NII Holdings, Inc (Class B)	395
1,715		NTELOS Holdings Corp	33
7,414	*	PAETEC Holding Corp	28
3,214	*	Premiere Global Services, Inc	22
89,803		Qwest Communications International, Inc	683
6,146	*	SBA Communications Corp (Class A)	252
854		Shenandoah Telecom Co	16
154,431	*	Sprint Nextel Corp	653
3,641	*	Syniverse Holdings, Inc	112
4,456		Telephone & Data Systems, Inc	163
7,497	*	tw telecom inc (Class A)	128
432	*	US Cellular Corp	21
1,177		USA Mobility, Inc	21
147,474		Verizon Communications, Inc	5,277
5,438	*	Vonage Holdings Corp	12
25,370		Windstream Corp	354

		TOTAL TELECOMMUNICATION SERVICES	20,805

TRANSPORTATION - 2.0%
1,304	*	Air Transport Services Group, Inc	10
6,646	*	Airtran Holdings, Inc	49
1,868	*	Alaska Air Group, Inc	106
2,122		Alexander & Baldwin, Inc	85
504		Allegiant Travel Co	25
407	*	Amerco, Inc	39
16,679	*	AMR Corp	130
1,342		Arkansas Best Corp	37
1,336	*	Atlas Air Worldwide Holdings, Inc	75
5,463	*	Avis Budget Group, Inc	85
684		Baltic Trading Ltd	7
1,483	*	Celadon Group, Inc	22
8,624		CH Robinson Worldwide, Inc	692
2,731		Con-way, Inc	100
1,385		Copa Holdings S.A. (Class A)	81
20,271		CSX Corp	1,310
41,744	*	Delta Air Lines, Inc	526
1,521	*	Dollar Thrifty Automotive Group, Inc	72
580	*	Dynamex, Inc	14
2,567	*	Eagle Bulk Shipping, Inc	13
2,166	*	Excel Maritime Carriers Ltd	12
10,935		Expeditors International Washington, Inc	597
16,339		FedEx Corp	1,520
1,526		Forward Air Corp	43
1,322	*	Genco Shipping & Trading Ltd	19
2,045	*	Genesee & Wyoming, Inc (Class A)	108
2,405	*	Hawaiian Holdings, Inc	19
2,664		Heartland Express, Inc	43
9,518	*	Hertz Global Holdings, Inc	138
2,063		Horizon Lines, Inc (Class A)	9
1,978	*	Hub Group, Inc (Class A)	69
357		International Shipholding Corp	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
4,893		J.B. Hunt Transport Services, Inc	$200
12,519	*	JetBlue Airways Corp	83
5,349	*	Kansas City Southern Industries, Inc	256
2,863	*	Kirby Corp	126
3,018		Knight Transportation, Inc	57
2,387		Landstar System, Inc	98
952		Marten Transport Ltd	20
19,280		Norfolk Southern Corp	1,211
2,205	*	Old Dominion Freight Line	70
2,338	*	Pacer International, Inc	16
168	*	PAM Transportation Services, Inc	2
421	*	Park-Ohio Holdings Corp	9
103	*	Patriot Transportation Holding, Inc	9
963	*	Pinnacle Airlines	7
1,080	*	RailAmerica, Inc	14
2,007	*	Republic Airways Holdings, Inc	15
437	*	Roadrunner Transportation Services Holdings, Inc	6
2,826		Ryder System, Inc	149
900	*	Saia, Inc	15
2,935		Skywest, Inc	46
39,357		Southwest Airlines Co	511
16,521	*	UAL Corp	393
931	*	Ultrapetrol Bahamas Ltd	6
26,221		Union Pacific Corp	2,430
36,998		United Parcel Service, Inc (Class B)	2,685
200		Universal Truckload Services, Inc	3
7,760	*	US Airways Group, Inc	78
429	*	USA Truck, Inc	6
5,514		UTI Worldwide, Inc	117
2,203		Werner Enterprises, Inc	50

		TOTAL TRANSPORTATION	14,752

UTILITIES - 3.4%
35,394	*	AES Corp	431
4,012		AGL Resources, Inc	144
8,949		Allegheny Energy, Inc	217
1,423		Allete, Inc	53
5,798		Alliant Energy Corp	213
12,327		Ameren Corp	347
1,059	*	American DG Energy, Inc	3
24,677		American Electric Power Co, Inc	888
980		American States Water Co	34
8,048		American Water Works Co, Inc	203
7,429		Aqua America, Inc	167
366		Artesian Resources Corp	7
4,941		Atmos Energy Corp	154
2,915		Avista Corp	66
2,076		Black Hills Corp	62
727	*	Cadiz, Inc	9
1,013		California Water Service Group	38
18,309	*	Calpine Corp	244
20,864		Centerpoint Energy, Inc	328

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
616		Central Vermont Public Service Corp	$13
563		CH Energy Group, Inc	28
551		Chesapeake Utilities Corp	23
2,955		Cleco Corp	91
12,153		CMS Energy Corp	226
518		Connecticut Water Service, Inc	14
14,595		Consolidated Edison, Inc	723
892		Consolidated Water Co, Inc	8
9,760		Constellation Energy Group, Inc	299
30,797		Dominion Resources, Inc	1,316
5,957		DPL, Inc	153
8,870		DTE Energy Co	402
68,835		Duke Energy Corp	1,226
5,930	*	Dynegy, Inc (Class A)	33
16,746		Edison International	646
1,875	*	El Paso Electric Co	52
1,913		Empire District Electric Co	42
3,525		Energen Corp	170
9,786		Entergy Corp	693
34,140		Exelon Corp	1,422
16,114		FirstEnergy Corp	597
7,294		Great Plains Energy, Inc	141
5,035		Hawaiian Electric Industries, Inc	115
2,260		Idacorp, Inc	84
4,076		Integrys Energy Group, Inc	198
2,692		ITC Holdings Corp	167
1,170		Laclede Group, Inc	43
10,015		MDU Resources Group, Inc	203
1,200		MGE Energy, Inc	51
813		Middlesex Water Co	15
3,895		National Fuel Gas Co	256
2,248		New Jersey Resources Corp	97
21,603		NextEra Energy, Inc	1,123
2,400		Nicor, Inc	120
14,649		NiSource, Inc	258
9,300		Northeast Utilities	296
1,384		Northwest Natural Gas Co	64
1,907		NorthWestern Corp	55
13,488	*	NRG Energy, Inc	264
5,598		NSTAR	236
12,419		NV Energy, Inc	175
5,142		OGE Energy Corp	234
5,388		Oneok, Inc	299
1,079		Ormat Technologies, Inc	32
1,956		Otter Tail Corp	44
11,870		Pepco Holdings, Inc	217
20,166		PG&E Corp	965
3,870		Piedmont Natural Gas Co, Inc	108
5,639		Pinnacle West Capital Corp	234
4,395		PNM Resources, Inc	57
3,954		Portland General Electric Co	86
24,773		PPL Corp	652

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
15,073		Progress Energy, Inc	$655
26,055		Public Service Enterprise Group, Inc	829
9,263		Questar Corp	161
40,583	*	RRI Energy, Inc	155
5,968		SCANA Corp	242
12,725		Sempra Energy	668
678		SJW Corp	18
1,559		South Jersey Industries, Inc	82
42,618		Southern Co	1,629
2,406		Southwest Gas Corp	88
11,229		TECO Energy, Inc	200
5,761		UGI Corp	182
2,733		UIL Holdings Corp	82
1,902		Unisource Energy Corp	68
597		Unitil Corp	14
4,285		Vectren Corp	109
5,819		Westar Energy, Inc	146
2,570		WGL Holdings, Inc	92
6,034		Wisconsin Energy Corp	355
23,575		Xcel Energy, Inc	555
672		York Water Co	12

		TOTAL UTILITIES	25,016

		TOTAL COMMON STOCKS (Cost $554,262)	744,375

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
357		Celgene Corp	2

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2

		TOTAL RIGHTS / WARRANTS (Cost $2)	2

		TOTAL INVESTMENTS - 99.9% (Cost $554,265)	744,377
		OTHER ASSETS & LIABILITIES, NET - 0.1%	912

		NET ASSETS - 100.0%	$745,289

*	Non-income producing.

^	Amount represents less than $1,000.

b	In bankruptcy

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of TIAA Separate Account VA-1:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) as of December 31, 2010, and for each of the periods presented, and have issued our unqualified report thereon dated February 18, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of VA-1’s schedule of investments in securities (the Schedules) as of December 31, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2011

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: February 18, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 18, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: February 18, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer